1933 Act File No. 2-87746
                                                    1940 Act File No. 811-3901


                                             SECURITIES AND EXCHANGE COMMISSION
                                                   Washington, D.C.  20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. _____                      [   ]
         Post-Effective Amendment No. 24                        [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 21                                       [ x ]

                            SENTRY VARIABLE ACCOUNT I
                                  (Registrant)

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                                   (Depositor)

                           220 Salina Meadows Parkway
                            Syracuse, New York 13212
                            Telephone (315) 453-6302


                               William M. O'Reilly
                    Sentry Life Insurance Company of New York
                             1800 North Point Drive
                             Stevens Point, WI 54481
                               (Agent for Service)



It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2003, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts

                            CROSS REFERENCE SHEET

                             (Required by Rule 495)
Item No.                                                     Location
                                     PART A
1 Cover Page  ..............................    Cover Page

2 Definitions  .............................    Definitions

3 Synopsis .................................    Summary

4 Condensed Financial Information  .........    Condensed Financial
                                                Information
5 General Description of Registrant,
  Depositor, and Portfolio Companies .......    The Company; The Variable
                                                Account; T. Rowe Price Fixed
                                                Income Series, Inc., T. Rowe
                                                Price Equity Series, Inc., T.
                                                Rowe Price International
                                                Series, Inc., Janus Aspen
                                                Series, and Vanguard Variable
                                                Insurance Fund

6  Deductions and Expenses .................    Charges and Deductions

7  General Description of Variable
   Annuity Contracts  .......................    The Contract

8  Annuity Period  ..........................    Annuity Provisions

9  Death Benefit  ...........................    The Contract; Annuity
    Provisions

10  Purchases and Contract Value .............   Purchases and Contract Value

11  Redemptions  .............................   Purchases and Contract Value

12 Taxes  ...................................    Federal Tax Status

13 Legal Proceedings  .......................    Legal Proceedings

14 Table of Contents of the Statement
   of Additional Information ................    Table of Contents of the
                                                 Statement of Additional
                                                 Information

                                     PART B

15 Cover Page  ..............................    Cover Page

16 Table of Contents  .......................    Table of Contents

17 General Information and History ..........    The Company

18 Services  ................................    Not Applicable

19 Purchase of Securities Being Offered .....    Not Applicable

20 Underwriters  ............................    Distribution of The
Contract

21 Calculation of Performance Data ..........    Yield Calculation for T. Rowe
Price Prime Reserve Subaccount

22 Annuity Payments  ........................    Amount of Annuity Payments

23 Financial Statements .....................    Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

              PART A

[Front Cover]


                                   The Patriot
                            Sentry Variable Account l

                           APPLICATION and PROSPECTUS

                                   May 1, 2003

A flexible premium deferred variable annuity funded by T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund

[Back Cover]


Underwriter for the Contract
      Sentry Equity Services, Inc.
      Stevens Point, Wisconsin

Legal Opinions
      Blazzard, Grodd & Hasenauer, P.C.
      Westport, Connecticut

Independent Accountants
      For Sentry Life Insurance Company
      of New York
      PricewaterhouseCoopers LLP
      Milwaukee, Wisconsin

[Logo]    Sentry Life Insurance Company of New York
         220 Salina Meadows Parkway
         Syracuse, NY 13212

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

Home Office:                                    Annuity Service Office:
220 Salina Meadows Parkway                      P.O. Box 867
Syracuse, NY 13212                              Stevens Point, WI 54481
                                                Telephone: (800) 533-7827

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                            SENTRY VARIABLE ACCOUNT I
                                       and
                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK


The individual flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus provides for accumulation of Contract Values and monthly annuity payments on a variable basis. The Contract is designed for use by individuals in retirement plans on a qualified or non-qualified basis. The Contract may be purchased for retirement plans that receive favorable tax treatment such as individual retirement annuities, tax-sheltered annuities and deferred compensation plans.

Your purchase payments will be allocated to a segregated investment account of Sentry Life Insurance Company of New York which has been designated Sentry Variable Account I (the "Variable Account"). The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series (Institutional Shares) ("Janus Aspen Series") and Vanguard Variable Insurance Fund. Through the Variable Account, you may invest in the following Portfolios:

Janus Aspen Series                    T. Rowe Price Fixed Income Series, Inc.
   Balanced Portfolio                    T. Rowe Price Prime Reserve Portfolio
  Growth Portfolio                       T. Rowe Price Limited-Term Bond
  Mid Cap Growth Portfolio*                  Portfolio
  Capital Appreciation Portfolio      T. Rowe Price Equity Series, Inc.
  Worldwide Growth Portfolio             T. Rowe Price Personal Strategy
                                             Balanced Portfolio
                                         T. Rowe Price Equity Income Portfolio
Vanguard Variable Insurance Fund         T. Rowe Price Mid-Cap Growth Portfolio
   High Yield Bond Portfolio
   Balanced Portfolio                 T. Rowe Price International Series, Inc.
   Equity Index Portfolio                T. Rowe Price International Stock
   Mid-Cap Index Portfolio                   Portfolio
   Small Company Growth Portfolio
   REIT Index Portfolio

*Formerly Aggressive Growth Portfolio

As the Owner of the Contract, you bear the complete investment risk for amounts you allocate to the Variable Account. The Contract:

         is not a bank deposit
         is not federally insured
         is not endorsed by any bank or government agency is not guaranteed and may be subject to loss of principal

This Prospectus provides basic information you should know about the Contract before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 2003, which is legally a part of this Prospectus, contains further information about the Contract. It has been filed with the Securities and Exchange Commission, along with this Prospectus. You can obtain a copy of the Statement of Additional Information at no charge by writing or calling Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827. The Table of Contents for the Statement of Additional Information can be found on page 33 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contract in any jurisdiction in which such offer or solicitation may not be lawfully made.

Prospectuses for T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund accompany this Prospectus.

INQUIRIES: If you have any questions regarding the Contract, you should call or write the Annuity Service Office at the telephone number or address given above.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus and the Statement of Additional Information are dated May 1, 2003.

                                TABLE OF CONTENTS

Page

Definitions                                                            5
Summary                                                                6
Fee Tables                                                             7
Condensed Financial Information                                        9
Performance Information                                                11
Financial Statements                                                   11
The Company                                                            11
The Variable Account                                                   11
T. Rowe Price Fixed Income Series, Inc.                                12
T. Rowe Price Equity Series, Inc.                                      12
T. Rowe Price International Series, Inc.                               12
Janus Aspen Series                                                     12
Vanguard Variable Insurance Fund                                       12
Variable Account Voting Rights                                         15
Substitution of Securities                                             15
Charges and Deductions                                                 15
  Contingent Deferred Sales Charge                                     15
  Reduction or Elimination of Contingent Deferred Sales Charge         16
  Deduction for Mortality and Expense Risk Premium                     17
  Deduction for Contract Maintenance Charge                            17
  Deduction for Premium Taxes and Other Taxes                          17
  Other Expenses                                                       18
The Contract                                                           18
  Transfers                                                            18
  Account Rebalancing                                                  18
  No Default                                                           19
  Modification of the Contract                                         19
  Contract Value                                                       19
  Ownership                                                            19
  Assignment                                                           19
  Beneficiary                                                          20
  Delivery of Contract Owner Documents                                 20
Annuity Provisions                                                     20
  Income Date and Settlement Option                                    20
  Changing the Income Date                                             20
  Changing the Settlement Option                                       21
  Settlement Options                                                   21
  Mortality and Expense Guarantee                                      21
  Frequency of Annuity Payments                                        21
  Amount of Annuity Payments                                           21
  Additional Provisions                                                22
Death Benefit                                                          22
  Amount of Death Benefit                                              22
  Payment of Death Benefit                                             22
Purchases and Contract Value                                           23
  Change in Purchase Payments                                          23
  Allocation of Purchase Payments                                      23
  Dollar Cost Averaging Plan                                           24
  Accumulation Units                                                   24
  Distribution of Contract                                             24
Surrenders                                                             25
  Limitations on Surrenders from 403(b) Annuities                      25
Federal Tax Status                                                     26
  General                                                              26
  Diversification                                                      26
  Contract Owner Control of Investments                                27
  Multiple Contracts                                                   27
  Partial 1035 Exchanges                                               27
  Owner Other than Natural Person                                      28
  Tax Treatment of Assignments                                         28
  Gifting a Contract                                                   28
  Taxation of Death Benefits                                           28
  Income Tax Withholding                                               28
  Tax Treatment of Withdrawals - Non-Qualified Contracts
            and Section 457 Contracts                                  29
  Withdrawals - Investment Adviser Fees                                29
  Qualified Plans                                                      29
  Tax Treatment of Withdrawals - Qualified Contracts                   31
  Required Distributions                                               32
  Tax Sheltered Annuities-D Withdrawal Limitations                     32
  Section 457-D Deferred Compensation Plans                            32
Legal Proceedings                                                      33
Table of Contents of Statement of Additional Information               33

                                  DEFINITIONS

Following are definitions of terms used in this Prospectus.

Accumulation Unit       An accounting unit representing a share of ownership in
                        the Variable Account during the years before annuity payments begin.

Annuitant               The person upon whose continuation of life any annuity
                        payment involving life contingencies depends and to whom annuity payments will be made during the income phase of the Contract.

Annuity Unit            An accounting unit of measure used to calculate annuity
                        payments during the income phase of the Contract.

Code                    Internal Revenue Code of 1986, as amended.

Company Sentry Life Insurance Company of New York, 220 Salina Meadows Parkway, Syracuse, NY 13212.

Contingent Owner        The Contingent Owner, if any, of the Contract must be
                        the spouse of the Contract Owner named on the application.

Contract Anniversary    The same month and day each year calculated from the
                        date the Contract was first issued.

Contract Owner          The Contract Owner is named on the application, unless
                        changed, and has all rights under the Contract.

Contract Value          The dollar value of all amounts accumulated under the
                        Contract as calculated on any valuation
date.

Contract Year           A 12-month period beginning with the Contract issue
                        date and each Contract anniversary date thereafter.

Mutual Fund             A Mutual Fund designated as an investment option for
                        the Variable Account.

Income Date             The date on which annuity payments begin.

Non-Qualified Contract  A contract issued under a non-qualified plan. This means that the contract does not receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Portfolio               A segment of a Mutual Fund made up of a separate and
                        distinct class of shares.

Qualified Contract      A contract that is issued under a tax-qualified plan. A
                        qualified plan, generally a retirement plan, is one that receives favorable tax treatment.

Subaccount              A segment of the Variable Account that invests in a
                        Mutual Fund or Portfolio.

Valuation Date          The date on which the Company determines the value of
                        the Contract. The Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business, which is Monday through Friday, except for New Year's
                        Day, Martin Luther King Day, President's Day, Good
                        Friday, Memorial Day, Independence Day, Labor Day,
                        Thanksgiving Day and Christmas Day.

Valuation Period        The period beginning at the close of business on the
                        NYSE on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account        Sentry Variable Account I, a separate investment
                        account of Sentry Life Insurance Company of New York into which you can allocate your net purchase payments.
                        The Variable Account is divided into Subaccounts.

                                     SUMMARY

The Contract

The Contract described in this Prospectus is an individual flexible purchase payment deferred variable annuity contract. The Contract is intended for retirement savings or other long-term investment purposes. "Flexible purchase payments" means that you may choose to make purchase payments monthly, quarterly, semi-annually or annually in whatever amount you choose, subject to certain minimum requirements. A "deferred annuity contract" means that annuity payments do not begin for a specified period (usually when you retire) or until you reach a certain age. A "variable annuity" is one in which the contract values and annuity payments may vary depending on the performance of the underlying investment portfolios.

As with all deferred annuity contracts, the Contract has two phases: the accumulation phase and the income phase. The accumulation phase is the period during which you are making purchase payments. During the accumulation phase, earnings accumulate on a tax-deferred basis, but are taxed as ordinary income if you make a withdrawal. The income phase occurs when you begin receiving annuity payments, usually when you retire.

Along with the investment experience of the Variable Account, the amount of your purchase payments during the accumulation phase determines, in part, the amount of the annuity payments you will receive during the income phase.

The Variable Account

Your purchase payments are allocated to the Variable Account, which is a segregated investment account of the Company. The Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund at their net asset value. As the Contract Owner, you bear the investment risk for your purchase payments which are allocated to the Variable Account.

Ten-Day Free Look

Within 10 days of the day you receive the Contract, you may return it to the Company or to your sales representative. When the Company receives the returned Contract, it will be voided as if it had never been issued and you will receive a full refund of your initial purchase payment.

Charges and Deductions

Contingent Deferred Sales Charge. There is no sales charge when you purchase the Contract. However, if you surrender the Contract, the Company may impose a contingent deferred sales charge. The contingent deferred sales charge ranges from 0% to 6% depending on how long the Company has had your purchase payments.

Mortality and Expense Risk Premium. Each Valuation Period, the Company deducts a mortality and expense risk premium from the Variable Account. The charge is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account.

Contract Maintenance Charge. The Company deducts an annual contract maintenance charge of $30 from the Contract Value. The Company reserves the right to change the amount of the contract maintenance charge at any time before the Income Date. After the Income Date, the Company may deduct a contract maintenance charge from your monthly annuity payment.

Premium Taxes. The Company will deduct for any premium taxes which must be paid to a state or other governmental entity from the Contract Value. Currently, premium taxes range from 0% to 4%.

Taxes

Your earnings in the Contract are not taxed until you take them out. If you take money out before the Income Date, earnings come out first and are taxed as income. If you are younger than 591U2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

         Contract Owner Transaction Expenses:

                  Sales Load Imposed on Purchases                      0%
                  (as a percentage of purchase payments)

                  Contingent Deferred Sales Charge                     6%*
                  (as a percentage of purchase payments)

                  Transfer Fee                                         $25**

*The Company does not deduct a sales charge when the Contract is purchased. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years. See "Charges and Deductions" on page 15.

**The Company does not currently charge the transfer fee.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the fees and expenses of the Portfolios.

         Contract Maintenance Charge                               $30 per year

         Separate Account Annual Expenses
         (as a percentage of average annual value)

                  Mortality and Expense Risk Premium               1.20% of
                                                                   daily net
                                                                   asset value

                  Total Variable Account Annual Expenses           1.20%

The next table describes the Portfolio fees and expenses that you will pay periodically during the time that you own the Contract. They are deducted from the Portfolio's assets. The table shows the minimum and maximum fees and expenses charged by any of the Portfolios. More detail concerning each Portfolio's fees and expenses is contained in the prospectuses for the Portfolios.

         Total Annual Portfolio Operating Expenses           Minimum    Maximum
         (expenses that are deducted from Portfolio           0.18%      1.05%
         assets, including management fees,
         distribution fees, and other expenses)

Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract maintenance charges, Variable Account annual expenses and the annual expenses of the Portfolios. Premium taxes may apply to the examples; however, they are not reflected.

Example 1 assumes that you invest $10,000 in the contract for the time periods indicated. Example 1 also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Your actual costs may be higher or lower.

EXAMPLE 1

(1) If you surrender your Contract at the end of the applicable time period:

         1 Year            3 Years          5 Years           10 Years
           $740            $1,039           $1,362            $2,689

(2) If you annuitize your Contract, or if you do not surrender your Contract, at the end of the applicable time period:

        1 Year            3 Years          5 Years           10 Years
        $240              $  739           $1,262            $2,689

Example 2 assumes that you invest $10,000 in the contract for the time periods indicated. Example 2 also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the Portfolios. Your actual costs may be higher or lower.

EXAMPLE 2

(1) If you surrender your Contract at the end of the applicable time period:

        1 Year            3 Years          5 Years           10 Years
        $655              $  781           $  929            $1,808

(2) If you annuitize your Contract, or if you do not surrender your Contract, at the end of the applicable time period:

        1 Year            3 Years          5 Years           10 Years
        $155              $  481           $  829            $1,808

EXPLANATION OF EXAMPLES

1. The examples do not reflect that after the first Contract Year, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) free from a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

2. The examples do not include a transfer fee. Currently, there is no transfer fee, but the Company reserves the right to assess a transfer fee in the future.

3. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


                         CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values

The following table sets forth the Accumulation Unit values for the periods shown. This data has been taken from the Variable Account's financial statements. The financial statements have been audited by PricewaterhouseCoopers LLP, independent accountants, whose audit report is included in the Statement of Additional Information.

The following information should be read in conjunction with the Variable Account's financial statements and related notes, which are included in the Statement of Additional Information.

Prior to January 7, 2000, all assets of each Subaccount of the Variable Account listed below were invested in shares of corresponding Portfolios of Neuberger Berman Advisers Management Trust. On January 7, 2000, the Company substituted shares of certain Portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Janus Aspen Series for shares of certain Portfolios of Neuberger Berman Advisers Management Trust as follows:

From these Portfolios                   Into these Portfolios

AMT Liquid Asset Portfolio              T. Rowe Price Prime Reserve Portfolio
AMT Limited Maturity Bond               T. Rowe Price Limited-Term Bond
  Portfolio                               Portfolio
AMT Balanced Portfolio                  T. Rowe Price Personal Strategy
AMT Growth Portfolio                      Balanced Portfolio
                                        Janus Aspen Series Mid Cap Growth
                                          Portfolio*

*Formerly Janus Aspen Series Aggressive Growth Portfolio

The substitution had no effect on the corresponding Subaccount's unit value or number of units outstanding.

On May 1, 2000, the Company began offering six additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.             Janus Aspen Series
  T. Rowe Price Equity Income Portfolio          Balanced Portfolio
                                                 Growth Portfolio
T. Rowe Price International Series, Inc.         Capital Appreciation Portfolio
  T. Rowe Price International Stock Portfolio    Worldwide Growth Portfolio

On May 1, 2002, the Company began offering seven additional Portfolios as investment options in connection with the Contract. The additional Portfolios are as follows:

T. Rowe Price Equity Series, Inc.           Vanguard Variable Insurance Fund
T. Rowe Price Mid-Cap Growth Portfolio          High Yield Bond Portfolio
                                                Balanced Portfolio
                                                Equity Index Portfolio
                                                Mid-Cap Index Portfolio
                                                Small Company Growth Portfolio
                                                REIT Index Portfolio

The following table shows the Accumulation Unit values for the periods 01-01-01 to 12-31-01 and 01-01-02 to 12-31-02.
                                                     Periods
                                             01-01-02         01-01-01
                                                to                 to
                                             12-31-02          12-31-01
T. Rowe Price Prime Reserve
Portfolio Subaccount
         Beginning of Period                 $19.99           $19.41
         End of Period                        20.07            19.99
         No. of Accum. Units Outstanding      3,978            3,642
T. Rowe Price Limited-Term Bond
Portfolio Subaccount
         Beginning of Period                 $29.15           $27.14
         End of Period                        30.41            29.15
         No. of Accum. Units Outstanding      5,185            3,824
T. Rowe Price Personal Strategy
Balanced Portfolio Subaccount
        Beginning of Period                  $29.44            $30.49
        End of Period                         26.86             29.44
        No. of Accum. Units Outstanding       9,987            11,870
T. Rowe Price Equity Income
Portfolio Subaccount
        Beginning of Period                  $11.42           $11.37
        End of Period                          9.82            11.42
        No. of Accum. Units Outstanding       6,294            3,173
T. Rowe Price International
Stock Portfolio Subaccount
        Beginning of Period                   $6.61            $8.61
        End of Period                          5.35             6.61
        No. of Accum. Units Outstanding           0                0
Janus Aspen Series Balanced
Portfolio Subaccount
        Beginning of Period                   $9.10            $9.65
        End of Period                          8.42             9.10
        No. of Accum. Units Outstanding       1,273              395
Janus Aspen Growth
Portfolio Subaccount
        Beginning of Period                   $6.03            $8.10
        End of Period                          4.39             6.03
        No. of Accum. Units Outstanding       4,033            6,493
Janus Aspen Series Mid Cap
Growth Portfolio Subaccount*
        Beginning of Period                   $35.02          $58.47
        End of Period                          24.97           35.02
        No. of Accum. Units Outstanding       14,497          18,284
Janus Aspen Series Capital
Appreciation Portfolio Subaccount
        Beginning of Period                   $6.11            $7.89
        End of Period                          5.10             6.11
        No. of Accum. Units Outstanding           0            2,072
Janus Aspen Series Worldwide
Growth Portfolio Subaccount
        Beginning of Period                   $6.15            $8.02
        End of Period                          4.53             6.15
        No. of Accum. Units Outstanding         136            1,940
T. Rowe Price Mid-Cap Growth
Portfolio Subaccount**
         Beginning of Period                 $10.00
         End of Period                         7.95
         No. of Accum. Units Outstanding        376              n/a
Vanguard Balanced
Portfolio Subaccount**
         Beginning of Period                 $10.00
         End of Period                         9.11
         No. of Accum. Units Outstanding          0              n/a
Vanguard Equity Index
Portfolio Subaccount**
         Beginning of Period                 $10.00
         End of Period                         8.13
         No. of Accum. Units Outstanding          0              n/a
Vanguard High Yield Bond
Portfolio Subaccount**
         Beginning of Period                 $10.00
         End of Period                         9.80
         No. of Accum. Units Outstanding          0              n/a
Vanguard Small Company Growth
Portfolio Subaccount**
         Beginning of Period                 $10.00
         End of Period                         7.64
         No. of Accum. Units Outstanding          0              n/a
Vanguard Mid-Cap Index
Portfolio Subaccount**
         Beginning of Period                 $10.00
         End of Period                         7.94
         No. of Accum. Units Outstanding          0              n/a
Vanguard REIT Index
Portfolio Subaccount**
         Beginning of Period                 $10.00
         End of Period                         9.37
         No. of Accum. Units Outstanding         77              n/a

*Formerly Janus Aspen Series Aggressive Growth Portfolio Subaccount

**Commenced offering on May 1, 2002; values shown are for the period May 1, 2002 to December 31, 2002.

                             PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the Portfolios. This data will show the change, as a percent, in the value of an Accumulation Unit based on the investment performance over a period of time, usually a calendar year. It is calculated by dividing the increase (decrease) in value for the Accumulation Unit by the Accumulation Unit value at the beginning of the period. Deductions for asset-based charges, contract maintenance charges, and the operating expenses of the Portfolios will be reflected in the percentage figure. A deduction for any contingent deferred sales charge will not be reflected in the percentage figure. Deduction of a contingent deferred sales charge would reduce any percentage increase or make greater any percentage decrease.

Advertisements will also include average annual total return figures, which will reflect deductions for contract maintenance charges, contingent deferred sales charges, asset-based charges, and the operating expenses of the Portfolios. The Company may also advertise cumulative total return which is calculated the same way except that the results are not annualized.

For periods starting prior to the date the Subaccount first invested in the corresponding Portfolio, the performance will be based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolio during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance of the Subaccount.

The Company may also distribute sales literature that compares the percentage change in Accumulation Unit values for a Portfolio against such market indices as Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, or other management investment companies having similar investment objectives to the Portfolio being compared.

                              FINANCIAL STATEMENTS

This Prospectus does not contain any financial statements. The Statement of Additional Information contains financial statements for both the Company and the Variable Account.

                                   THE COMPANY

The Company, meaning Sentry Life Insurance Company of New York, is a stock life insurance company incorporated under the laws of New York in 1966. Its home office is located at 220 Salina Meadows Parkway, Syracuse, NY 13212. It is authorized to conduct annuity, life, accident and health insurance business in Minnesota, New York and North Dakota. The Company is a wholly-owned subsidiary of Sentry Life Insurance Company, which in turn is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO, a Wisconsin corporation, is a property and casualty insurance company. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Equity Services, Inc.

                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company's Board of Directors on August 24, 1983. It is a segregated asset account of the Company and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Registration of the Variable Account does not mean that the Securities and Exchange Commission supervises the management of the Variable Account or of the Company.

Income, gains and losses, whether or not realized, are, in accordance with the Contract, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising out of the Contract are general corporate obligations of the Company.

The assets of the Variable Account are the property of the Company. These assets, equal to the reserves and other contract liabilities of the Variable Account, cannot be charged with liabilities arising out of any other business of the Company. The Company does not guarantee the investment performance of the Variable Account. The value of the Contract and the amount of the annuity payments will vary with the value of the assets underlying the Variable Account. The assets of the Variable Account are divided into Subaccounts within the Variable Account.

T. ROWE PRICE FIXED INCOME SERIES, INC., T. ROWE PRICE EQUITY SERIES, INC., T. ROWE PRICE INTERNATIONAL SERIES, INC., JANUS ASPEN SERIES, AND VANGUARD VARIABLE INSURANCE FUND

Each Subaccount within the Variable Account invests in one Portfolio of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, or Vanguard Variable Insurance Fund (collectively, the Funds).

Shares of the Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with the Company. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you. The Company may enter into certain arrangements under which it is reimbursed by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

The investment objective and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and
T. Rowe Price International Series, Inc. are diversified open-end management investment companies of the series type. All are registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Janus Aspen Series is a non-diversified open-end management company series. Janus Aspen Series is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Janus Aspen Series offers multiple Portfolios, five of which are currently offered in connection with the Contract.

Vanguard Variable Insurance Fund consists of 13 portfolios, 6 of which are available in connection with the Variable Account: High Yield Bond Portfolio, Balanced Portfolio, Equity Index Portfolio, Mid-Cap Index Portfolio, Small Company Growth Portfolio, and REIT Index Portfolio. The portfolios are mutual funds used solely as investment options for variable annuity or variable life insurance contracts offered by insurance companies.

A summary of the investment objective of each Portfolio is set forth below. There is no assurance that any Portfolio will achieve its objective. More detailed information is contained in each Portfolio's prospectus, including the risks associated with the investments and the investment techniques of each Portfolio. The prospectuses for the Portfolios accompany this Prospectus.


PORTFOLIO                                     INVESTMENT ADVISOR                        INVESTMENT OBJECTIVE
T. ROWE PRICE FIXED INCOME SERIES, INC.

T. Rowe Price Prime Reserve Portfolio         T. Rowe Price Associates, Inc.     Preservation of capital, liquidity, and consistent
                                              100 East Pratt Street              with these, the highest possible current income.
                                              Baltimore, MD  21202               It seeks to attain these objectives by investing
                                                                                 in high-quality, U.S. dollar-denominated money
                                                                                 market securities.

T. Rowe Price Limited-Term Bond Portfolio     T. Rowe Price Associates, Inc.     Seeks a high level of income consistent with
                                              100 East Pratt Street              moderate fluctuations in principal value by
                                              Baltimore, MD 21202                investing primarily in short- and
                                                                                 intermediate-term investment grade debt
                                                                                 securities
T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Personal Strategy Balanced      T. Rowe Price Associates, Inc.     Seeks the highest total return over time
Portfolio                                     100 East Pratt Street              consistent with an emphasis on both capital
                                              Baltimore, MD 21202                appreciation and income. It seeks to attain these
                                                                                 objectives by investing in a diversified Portfolio
                                                                                 typically consisting of approximately 60% stocks,
                                                                                 30% bonds, and 10% money market securities.

T. Rowe Price Equity Income Portfolio         T. Rowe Price Associates, Inc.     Seeks substantial dividend income as well as
                                              100 East Pratt Street              long- term growth of capital by investing in
                                              Baltimore, MD 21202                stocks of large, established companies with higher
                                                                                 than average market dividend yields and below
                                                                                 average levels of valuation.

T. Rowe Price Mid-Cap Growth Portfolio        T. Rowe Price Associates, Inc.     Seeks to provide long-term growth of capital by
                                              100 East Pratt Street              investing in mid-cap stocks with potential for
                                              Baltimore, MD 21202                above average earnings growth.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Stock             T. Rowe Price International, Inc.  Seeks long-term growth of capital through
Portfolio                                     100 East Pratt Street              investments primarily in common stocks of
                                              Baltimore, MD 21202                established non-United States companies.

JANUS ASPEN SERIES

Balanced Portfolio                            Janus Capital Management, LLC      Seeks long-term growth of capital balanced by
                                              100 Fillmore Street                current income. The Portfolio normally invests
                                              Denver, COE80206-4928              40% to 60% of its assets in securities selected
                                                                                 primarily for their growth potential, and 40%
                                                                                 to 60% of its assets in securities selected
                                                                                 primarily for their income potential. The
                                                                                 Portfolio normally invests at least 25% of its
                                                                                 assets in fixed income securities.

Growth Portfolio                              Janus Capital Management, LLC      Seeks long-term growth of capital in a manner
                                              100 Fillmore Street                consistent with preservation of capital. The
                                              Denver, COE80206-4928              Portfolio pursues its objectives by investing
                                                                                 primarily in common stocks selected for their
                                                                                 growth potential. Although the Portfolio can
                                                                                 invest in companies of any size, it generally
                                                                                 invests in larger, more established companies.

Capital Appreciation Portfolio                Janus Capital Management, LLC      Seeks long-term growth of capital through a non-
                                              100 Fillmore Street                diversified Portfolio that pursues its objective
                                              Denver, COE80206-4928              by investing primarily in common stocks selected
                                                                                 for their growth potential. The Portfolio may
                                                                                 invest in companies of any size, from larger,
                                                                                 well-established companies to smaller, emerging
                                                                                 growth companies.


Mid Cap Growth Portfolio*                     Janus Capital Management, LLC      Under normal circumstances, will invest at least
                                              100 Fillmore Street                80% of its net assets in equity securities of
                                              Denver, COE80206-4928              mid-sized companies whose market capitalization
                                                                                 falls, at the time of purchase, in the 12-month
                                                                                 average of the capitalization of the Russell
                                                                                 Midcap Growth Index.
*Formerly Aggressive Growth Portfolio


Worldwide Growth Portfolio                    Janus Capital Management, LLC      Seeks long-term growth of capital in a manner
                                              100 Fillmore Street                consistent with preservation of capital. The
                                              Denver, COE80206-4928              Portfolio pursues its investment objective by

investing primarily in common stocks of companies
                                                                                 of any size throughout the world. The Portfolio
                                                                                 normally invests in issuers from at least five
                                                                                 different countries, including the United States.
                                                                                 The Portfolio may at times invest in fewer than
                                                                                 five countries or even a single country.

VANGUARD VARIABLE INSURANCE FUND

High Yield Bond Portfolio                     Wellington Management              Seeks to provide a high level of income by
                                              Company, LLP                       investing mainly in a diversified group of high-
                                              75 State Street                    yielding, higher-risk corporate bonds with medium-
                                              Boston, MAE02451                   and lower-range credit-quality ratings, commonly
                                                                                 known as "junk bonds." The Portfolio emphasizes
                                                                                 higjer grades of credit quality within the high-
                                                                                 yield bond universe, and under normal
                                                                                 circumstances will invest at least 80% of its
                                                                                 assets in issues  rated B or better by Moody's
                                                                                 Investors Service, Inc., or Standard and Poor's
                                                                                 Corporation.  The Portfolio may not invest more
                                                                                 than 20% of its assets in any of the following,
                                                                                 taken as a whole: bonds with credit ratings lower
                                                                                 than B or that are unrated, convertible
                                                                                 securities, and preferred stock.

Balanced Portfolio                            Wellington Management              Seeks to conserve capital and to provide moderate,
                                              Company, LLP                       long-term growth of capital and income by investing
                                              75 State Street                    60% to 70% of its assets in dividend-paying and,
                                              Boston, MAE02451                   to a lesser extent, non-dividend paying common
                                                                                 stocks of established large and medium-size
                                                                                 companies that, in the adviser's opinion, are
                                                                                 undervalued, but have prospects to improve,
                                                                                 known as value stocks. The remaining 30% to 40%
                                                                                 of assets are invested primarily in high-quality,
                                                                                 intermediate- and long-term bonds, with some
                                                                                 exposure to U.S. Treasury, governmental agency,
                                                                                 and mortgage-backed bonds.

Equity Index Portfolio                        The Vanguard Group                 Seeks to provide long-term growth of capital and
                                              P.O. Box 2600                      income by attempting to match the performance of
                                              Valley Forge, PA  19842            a broad-based market index of stocks of large U.S,
                                                                                 companies by employing an index approach by holding
                                                                                 all of the stocks in the Standard & Poor's 500
                                                                                 Index in roughly the same proportion to their
                                                                                 weightings in the Index.

Mid-Cap Index Portfolio                       The Vanguard Group                 Seeks to provide long-term growth of capital by
                                              P.O. Box 2600                      attempting to match the performance of a broad-
                                              Valley Forge, PA  19842            based market index of stocks of medium-size U.S.
                                                                                 companies by employing an index approach by holding
                                                                                 the stocks in the Standard & Poor's MidCap 400
                                                                                 roughly the same proportion to their
                                                                                 weightings in the Index.

Small Company                                 Granahan Investment                Seeks to provide long-term growth of capital by
Growth Portfolio                              Management, Inc.                   investing mainly in the stocks of smaller companies
                                              275 Wyman Street                   which the Portfolio's advisers consider to have
                                              and                                above-average prospects for growth, but may provide
                                              Grantham, Mayo,                    little or no dividend income.
                                              Van Otterloo & Co., LLC
                                              40 Rowes Wharf
                                              Boston, MA 02110

REIT Index Portfolio                          The Vanguard Group                 Seeks to provide a high level of income and
                                              P.O. Box 2600                      moderate long-term growth of capital by
                                              Valley Forge, PA  19842            investing at least 98% of its assets in the
                                                                                 stocks of real estate investment trusts; the
                                                                                 remaining assets are cashed investments. The
                                                                                 Portfolio employs an index approach by holding
                                                                                 a mix of securities that seeks to match the
                                                                                 performance of the Morgan Stanley REIT Index.

                         VARIABLE ACCOUNT VOTING RIGHTS

The Company is the legal owner (shareholder) of the shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively, the "Funds"). However, the Company believes that when a Portfolio solicits proxies in connection with a vote of shareholders, it is required to obtain from you, and other affected Contract Owners, instructions as to how to vote those shares.

If any of the Funds hold a shareholder meeting at which you are entitled to vote, you will receive periodic reports relating to that particular Fund and/or the Portfolio(s) in which you have an interest, proxy material, and a form on which you can give voting instructions.

The Company will determine the number of shares that you will have a right to vote as of a date chosen by it, which will not be more than 60 days prior to the shareholder meeting. The Company will send you proxy material and the form for giving voting instructions prior to the shareholder meeting.

For purposes of voting Fund shares held in the Variable Account at a shareholder meeting of the Fund, your voting interest after the Income Date decreases as the reserves underlying the Contract decrease.

In accordance with its view of present law, the Company will vote the shares of the Fund held in the Variable Account in accordance with instructions received from all persons having a voting interest in the Portfolio. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote its own shares in the same proportion as it votes shares for which it has received instructions.

If the applicable law with respect to voting rights is amended, or if the interpretation of the law changes, and it is determined that the Company has authority to vote the shares of the Funds in its own right, it may elect to do so.

                           SUBSTITUTION OF SECURITIES

If a Subaccount is no longer available for investment by the Variable Account, or if the CompanyOs Board of Directors determines that further investment in a Subaccount becomes inappropriate in view of the Variable AccountOs objectives, the Company may substitute another Subaccount already available or that will become available for investment by the Variable Account. However, the Company may not make any substitution of securities in any Subaccount without the prior approval, and subject to the requirements, of the Securities and Exchange Commission.

                             CHARGES AND DEDUCTIONS

Contingent Deferred Sales Charge

At the time you purchase the Contract, the Company does not deduct a sales charge. However, the Company deducts a contingent deferred sales charge if you make a surrender of purchase payments within six years after you made them. The Company does not deduct a contingent deferred sales charge after it has had a purchase payment for more than six years.
The contingent deferred sales charge reimburses the Company for its expenses in selling the Contract. If the charge does not cover all its sales expenses, the Company may use the mortality and expense risk premium to make up any difference. If you surrender all or a portion of the Contract, the Company will calculate the contingent deferred sales charge at the time of the surrender and will deduct it from the Contract Value. In calculating the contingent deferred sales charge:

        purchase payments will be allocated to the amount surrendered on a first-in-first-out basis;

        in no event will the aggregate contingent deferred sales charge exceed 6% of the total purchase payments made.

The amount of the contingent deferred sales charge is calculated by:

(1) allocating purchase payments to the amount surrendered; and

(2) multiplying each such allocated purchase payment by the appropriate percentage shown in the table below; and (3) adding the products of each multiplication in (2) above.

   Time between when purchase payment
       is made and date of surrender           Percentage

   Less than 1 year                                6%
   At least 1 year but less than 2 years           5%
   At least 2 years but less than 3 years          4%
   At least 3 years but less than 4 years          3%
   At least 4 years but less than 5 years          2%
   At least 5 years but less than 6 years          1%
   At least 6 years                                0%

The contingent deferred sales charge percentage is based on the amount partially surrendered and is deducted from the Contract Value remaining after the amount requested is deducted.

Example:          Amount requested:                                   $1,000
                  Assume 5% contingent deferred sales charge:         $   50
                  Total amount withdrawn from Contract Value:         $1,050
                  Amount you receive:                                 $1,000

If, after the surrender amount is deducted, the remaining Contract Value is insufficient to pay the contingent deferred sales charge, the charge will be deducted from the amount you request to be surrendered.

Example:          Amount requested:                                   $1,000
                  Assume 5% contingent deferred sales charge:         $   50
                  Total amount withdrawn from Contract Value:         $1,000
                  Amount you receive:                                 $  950

The Company will determine the amount deducted from the Contract Value by canceling Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you prefer some other method of Accumulation Unit cancellation, you must notify the Company in writing beforehand.

For purposes of determining the amount of the contingent deferred sales charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. You should note that this is contrary to the allocation method used for determining tax obligations. For tax purposes, withdrawals are considered to have come from the last money into the Contract. Thus, for tax purposes, earnings are considered to come out first.

The Company will not deduct a contingent deferred sales charge under the following circumstances:

     After the first Contract Anniversary date, you may make one surrender per Contract Year, on a non-cumulative basis, of up to 10% of the aggregate purchase payments (less any withdrawals) without a contingent deferred sales charge, provided the value of the Contract prior to the surrender exceeds $10,000.

     When purchase payments that have been held by the Company for more than six years are being withdrawn.

     When distributions under the Contract are made because of the death of the Contract Owner or Annuitant, or as annuity payments.

     At the Company's option pursuant to its current guidelines or procedures.

Reduction or Elimination of Contingent Deferred Sales Charge

The amount of the contingent deferred sales charge may be reduced or eliminated when the Contract is sold to individuals or to a group of individuals and results in expense savings. The Company will determine if a group is entitled to have the contingent deferred sales charge reduced or eliminated based on these four factors:

(1) The size and type of group. Generally, sales expenses for large groups are less than for small groups because more contracts can be issued to a large group with fewer sales contacts.

(2) The total amount of purchase payments that will be received. Per-contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

(3) Any prior or existing relationship with the Company. Per-contract sales and administrative expenses are likely to be less when an established relationship exists.

(4) Other group factors may come to light that warrant a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the Contract is issued to an officer, director or employee of the Company or any of its affiliates. An employee's spouse and children under the age of 21 are also included.

From time to time, the Company may modify both the amount of reduction and the criteria for qualification, but in no event will reduction or elimination of the contingent deferred sales charge or of any other provision of the Contract be permitted if it will be unfairly discriminatory to any person.

Deduction for Mortality and Expense Risk Premium

The mortality and expense risk premium is equal, on an annual basis, to 1.20% of the average daily net asset value of the Variable Account. This charge compensates the Company for all the insurance benefits provided by the Contract, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. If the mortality and expense risk premium is insufficient, the Company will bear the loss. The Company may use any profits from this charge to pay for the costs of distributing the Contract.

Deduction for Contract Maintenance Charge

The Company incurs expenses in administering and maintaining the Contract. As reimbursement for these expenses, the Company deducts a contract maintenance charge of $30 on each Contract Anniversary date from the Contract Value. The Company does this by canceling Accumulation Units from each Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value.

Other information you should know about the contract maintenance charge:

     The current charge is $30 annually; however, prior to the Income Date, the Company has the right to change the amount.

     Once you begin receiving annuity payments, the Company may impose a contract maintenance charge if certain pay-out or settlement options are chosen. However, the amount of the charge after the Income Date will not change from the amount you were charged during the Contract Year immediately preceding the Income Date. If a charge is imposed after the Income Date, it will be deducted on a monthly basis and will reduce the amount of your annuity payment.

     If you surrender the Contract for its full surrender value, on other than the Contract Anniversary date, the Company will deduct the contract maintenance charge at the time of surrender.

     The contract maintenance charge will be deducted whether or not you are making purchase payments.

     The Company does not profit from the contract maintenance charge.

Deduction for Premium Taxes and Other Taxes

The Company will deduct for any premium taxes that are assessed because of the Contract or the Variable Account from the Contract Value. State premium taxes currently range from 0% to 4%. Some states assess premium taxes when purchase payments are made; others assess premium taxes at the time of annuitization (at the Income Date).

For those states assessing premium taxes when purchase payments are made, the CompanyOs current practice is to advance payment of the taxes and then deduct that amount from the Contract Value at the Income Date or when you surrender the Contract.

The amount of state or other governmental entity premium taxes is subject to change by legislatures, administrative interpretations or judicial acts. The amount of premium taxes also depends on your state of residence, the status of the Company in that state, and the state's insurance tax laws.

Any income taxes resulting from the operation of the Variable Account are deducted from the Contract Value. The Company does not currently anticipate that income taxes will become payable.

The Company will deduct any withholding taxes as required by applicable law.

Other Expenses

There are other deductions from and expenses paid out of the assets of the Portfolios which are described in the accompanying Fund prospectuses.

                                  THE CONTRACT

The assets of the Variable Account are divided into Subaccounts within the Variable Account. Each Subaccount invests in one Portfolio. Subject to the terms and conditions of the Company, your purchase payments will be invested in one or more of the available Subaccounts which you selected when you completed the application form. You may change your investment selection prospectively without fee, penalty or other charge by providing written instructions to the Company.

The Company may, from time to time, offer new investment options by adding Mutual Funds and, when appropriate, Portfolios within a Mutual Fund. When new Mutual Funds or Portfolios are added, you will be permitted to select the new Mutual Funds or Portfolios, subject to terms and conditions imposed by the Company.

Transfers

You may transfer all or part of your Contract Value between investment options. You may make only four transfers in any Contract Year prior to the Income Date. After the Income Date, only one transfer may be made in any Contract Year. Transfers are subject to the following conditions:

(1)  Requests for transfers must be in writing and must clearly state:

        the amount to be transferred; and
        the Mutual Fund or Portfolio the transfer is to be made from and the Mutual Fund or Portfolio the transfer is to be made to.

(2) The minimum amount of any transfer is $250, or the remaining Contract Value in the Portfolio if it is less than $250.

(3) No partial transfer will be made if the remaining Contract Value in the Portfolio will be less than $250.

(4) Transfers are made using values determined as of the next Valuation Period after the Company receives a proper transfer request. However, you may not make transfers of your initial purchase payment until 25 days after the Company receives it. In addition, you may not make a transfer if it is within seven calendar days of the date your first annuity payment is due.

(5) While the Company does not currently charge a transfer fee, it may do so in the future. In the event the Company imposes a transfer fee, you will be notified in advance. The amount of the transfer fee will not be guaranteed and the Company may change it at any time. The fee will be deducted from the amount transferred.

(6) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

Account Rebalancing

The Company offers an Account Rebalancing program which allows you to have your Contract Value automatically reallocated annually to a specific percentage or at more frequent intervals. You may participate in this program by sending a written request to the Company at the Annuity Service Office address given on page 1 of this Prospectus. Participation in the Account Rebalancing program will neither ensure a profit nor guarantee against a loss in a declining market.

No Default

Unless you surrender the Contract for the full surrender amount, the Contract will remain in force until the Income Date and will not be in default even if no additional purchase payments are made.

Modification of the Contract

The Company cannot modify the Contract without your consent, except if modifications are required by applicable law.

Contract Value

The Contract Value is the sum of the values for each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units attributable to the Subaccount by the value of one Accumulation Unit for the Subaccount.

Example:        Number of Accumulation Units in Subaccount       =   250
                Value of one Subaccount Accumulation Unit        =   $10
                250  x  $10 = $2,500 Contract Value

Ownership

As the Contract Owner, you have all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner is the person designated on the application, unless changed. On and after the Income Date, the Contract Owner is the Annuitant (if the Owner and the Annuitant are different persons, this may be a taxable event). On and after the death of the Annuitant, the beneficiary is the Contract Owner.

As the Contract Owner, you may name a Contingent Contract Owner or a new Contract Owner at any time. However, your spouse is the only person eligible to be the Contingent Contract Owner. If you die, the Contingent Contract Owner becomes the Contract Owner. By naming a new Contract Owner or a new Contingent Contract Owner, any previous choice of Contract Owner or Contingent Contract Owner will automatically be revoked.

If there are joint Contract Owners, upon the death of either joint Contract Owner, the surviving Contract Owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated. If there are joint Contract Owners, unless instructed to the contrary, the Company will accept instructions for the investment allocation of purchase payments and transfers between investment options from either joint Contract Owner.

A Contract may not have joint Contract Owners and a Contingent Owner.

In order to change a Contract Owner or Contingent Contract Owner, you must submit a dated and signed written request to the Company. The change will be effective as of the date you signed the written request. A change in Contract Owner or Contingent Contract Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. You should consult a tax adviser before you change a Contract Owner.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract generally will not be treated as an annuity for tax purposes.

Assignment

You may assign the Contract at any time during the Annuitant's lifetime prior to the Income Date.

The Company is not bound by any assignment until it receives written notice that the Contract has been assigned. The Company is not responsible for the validity of any assignment and it will not be liable for any payment or other settlement it makes in connection with the Contract before it receives written notice of the assignment.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or transferred except under the provisions of applicable law. Assignment of the Contract may be a taxable event. You should consult your tax adviser before assigning the Contract.

Beneficiary

The beneficiary is named on the application and, unless changed, that beneficiary is entitled to receive the death benefit at the death of an Owner or the death of the Annuitant. However, no death benefit will be paid on the death of the Owner if the Contingent Owner is the spouse of the deceased Owner and elects to continue the Contract.

Unless you specify otherwise, the death benefit will be paid in equal shares, or all to the survivor, as follows:

(1) to the primary beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

(2) to the contingent beneficiary or beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

(3)  to the Contract Owner, or the Contract Owner's estate.

As the Contract Owner, you may change the beneficiary or beneficiaries or the contingent beneficiary or beneficiaries at any time during the Annuitant's lifetime. You must submit a signed and dated written request to the Company in order to change the beneficiary. The change will take effect as of the date the request is signed, but the Company will not be liable for any payment it makes or action it takes before it records the change.

Delivery of Contract Owner Documents

Under federal securities law, the Company is required to provide Contract Owners with certain periodic reports, including financial reports. In some cases, multiple Contract Owners reside in the same household. Rather than sending multiple copies of the same report to one household, the Company will mail only one report to an address at which two or more Contract Owners reside.

PLEASE NOTE: If you reside in a household with other Contract Owners but you want to receive your own separate copy of all reports to Contract Owners, you must notify us by taking the following action:

         Call the Company toll free at 1-800-533-7827

         Ask to speak to an Annuity Service Representative

Documents and reports related to your individual Contract, such as transaction confirmations, will be sent to you individually.

ANNUITY PROVISIONS

Income Date and Settlement Option

You will select an Income Date and a settlement option at the time you complete the application.
The Income Date is the date on which the Annuitant will start receiving annuity payments. The settlement option determines the timing and, in part, the amount of annuity payments. The Income Date must fall on the first day of a calendar month and must be at least one month after the date the Contract is effective. It may not be later than the first day of the calendar month following the Annuitant's 75th birthday, unless the Contract is issued pursuant to a qualified plan that requires an earlier date.

Changing the Income Date

You may change the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the change. If you change the Income Date, it must still fall on the first day of a calendar month. It cannot be deferred beyond the first day of the calendar month following the Annuitant's 75th birthday. However, if the Contract is issued pursuant to a qualified plan, it may require an earlier date.

Changing the Settlement Option

You may change the settlement option at any time prior to the Income Date by submitting a signed and dated written notice to the Company at least 30 days prior to the Income Date. You may select another available settlement option, or you may select an alternative option of your choosing, provided it is acceptable to the Company.

Settlement Options

The net proceeds under the Contract may be paid under one of the following options, or under an alternative option of your choosing, provided it is acceptable to the Company:

OPTION 1 - LIFE ANNUITY

Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime. Payments terminate at the Annuitant's death. This means that even if the Annuitant dies after receiving only one or two annuity payments, the annuity payments will stop, regardless of how many purchase payments were made or the remaining Contract Value.

OPTION 2 - LIFE ANNUITY WITH MONTHLY PAYMENTS GUARANTEED

Under this option, the Annuitant will receive a monthly annuity payment during the Annuitant's lifetime, with the guarantee that if the Annuitant dies before 120 payments have been made, the remainder of the 120 payments will be made to the beneficiary.

The beneficiary can elect to receive the remainder of the guaranteed annuity payments in monthly installments or in a lump sum. The lump sum payment will consist of the present value of the remaining guaranteed annuity payments as of the date the Company receives the notice of death, commuted at the assumed investment rate of 4%. The lump sum will be paid within seven days of receiving the request.

OPTION 3 - JOINT AND LAST SURVIVORSHIP ANNUITY

Under this option, the monthly annuity payments are made during the joint lifetime of the Annuitant and a second person and continue during the lifetime of the survivor. In other words, if the Annuitant dies first, payments continue during the second person's lifetime. It is possible to receive only one or two annuity payments if both the Annuitant and the second person die after the first or second payment is received.

If no settlement option is selected, Option 1 will automatically be applied.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality experience (the death rate) or the expenses of the Company. The Company also guarantees certain death benefits.

Frequency of Annuity Payments

Annuity payments will be made in monthly installments. However, if the net amount available under any settlement option is less than $5,000, the Company has the right to pay the entire amount in a lump sum. If the amount of a monthly annuity payment is, or becomes, less than $30, the Company has the right to change the frequency of the annuity payments so that each payment will be at least $30.

Amount of Annuity Payments

A variable annuity is an annuity with payments that

     are not predetermined as to dollar amount; and

     will vary in amount with the investment experience of the applicable Subaccounts.

At the Income Date, the Contract Value of the Subaccounts will be applied to the applicable annuity tables contained in the Contract. The annuity table that is used will depend on the settlement option you choose. The same Contract Value amount applied to each settlement option may produce a different initial annuity payment.

The actual dollar amount of the annuity payments depends on four things:

(1) the Contract Value on the Income Date;

(2) the annuity table specified in the Contract;

(3) the settlement option selected; and

(4) the investment performance of the Portfolio(s) selected.

The annuity tables in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, your monthly payments will increase. Conversely, if the actual net investment rate is less than 4%, your monthly payments will decrease. If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

Your monthly annuity payment will be equal to the value of a fixed number of annuity units each month. The value of a fixed number of annuity units will reflect the investment performance of the Portfolio(s) selected, and the amount of each annuity payment will vary accordingly. The Statement of Additional Information contains information regarding annuity unit values.

Additional Provisions

     Before the Company makes any life annuity payment, you may be required to provide proof of the Annuitant's age. If the Annuitant's age has been misstated, the amount of the payment will be the amount that the purchase payments would have provided at the correct age. Once monthly life annuity payments have begun, any underpayments will be made up in one lump sum with the next annuity payment; overpayments will be deducted from future annuity payments until the total is repaid.

     You must return the Contract to the Company before a settlement option is paid. Before a death benefit is paid, a certified copy of the death certificate must be submitted to the Company.

     Where payment under the Contract is contingent on the recipient being alive on a certain date, the Company may require proof that the recipient is alive.

     The U.S. Supreme Court has determined that, under certain circumstances, there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, when retirement benefits are determined on the basis of the recipient's sex. The annuity tables contained in the Contract are not based on the Annuitant's sex.

                                  DEATH BENEFIT

Amount of Death Benefit

Upon the death of a Contract Owner or an Annuitant before the Income Date, the Company will pay the death benefit to the beneficiary. The amount of the death benefit will be determined as of the Valuation Period next following the date the Company receives:

         a certified copy of the death certificate; and an election of a death benefit payment method.

If an Annuitant, including an Annuitant who is also the Contract Owner, dies, the amount of the death benefit will be the greater of:

         the sum of all purchase payments made, less surrendered amounts; or the Contract Value.

If a Contract Owner who is not also an Annuitant dies, the death benefit will be the Contract Value.

Payment of Death Benefit

     If an Annuitant who is not the Contract Owner dies before the Income Date, the death benefit will be paid in a single sum or under a settlement option. If the beneficiary elects to have the death benefit paid under a settlement option, the beneficiary has 60 days from the date the Company receives the death certificate to select a settlement option. If no settlement option is selected by the end of the 60-day period, the death benefit will be paid to the beneficiary in a single sum. The death benefit will be paid according to applicable laws or regulations governing such payments.

     If a Contract Owner dies before the Income Date, the death benefit will be paid within five years of the date of death, unless the beneficiary elects to have it paid over his or her lifetime with distributions beginning within one year of the date of death. The Contingent Owner who is the deceased Owner's spouse or the beneficiary who is the deceased Owner's spouse may elect to continue the Contract in his or her own name. If the Contract Owner is a non-natural person, the death benefit upon death of the Annuitant will be distributed under the rules applicable to the death of the Owner as set forth in this paragraph.

     If an Owner or an Annuitant dies on or after the Income Date, any remaining payments shall be paid as provided for in the settlement option in effect at the time of death.

                          PURCHASES AND CONTRACT VALUE

You may purchase the Contract under a flexible purchase payment plan. You can remit purchase payments to the Company as frequently and in the amount you select on the application. The initial purchase payment is due on the date the Contract becomes effective. The Company has the right to reject any application or purchase payment.

                              Minimum Initial            Minimum Subsequent
                              Purchase Payment           Purchase Payment

Qualified or Non-Qualified    $1,000           $150 in monthly installments
Contract                                       $150 in quarterly installments
                                               $300 in semi-annual installments
                                               $600 in annual installments

Qualified or Non-Qualified    $  100           $100 monthly via automatic
Contract purchased with                         withdrawal from your
an automatic payment plan                       bank account

Contract issued in connection $2,000
with a lump-sum rollover,
from another account, plan or
fund to the Variable Account
with no additional purchase
payments to be made

Minimum initial and subsequent purchase payments will be waived for employer-sponsored payroll deduction programs in connection with qualified contracts.

The Company has the right to establish administrative policies that may decrease the minimum purchase payment requirements.

Change in Purchase Payments

As the Contract Owner, you may elect to increase, decrease or change the frequency or the amount of your purchase payments so long as you meet the minimum requirements set forth above.

Allocation of Purchase Payments

You can allocate purchase payments to an appropriate Subaccount(s) within the Variable Account. The Company converts purchase payments into Accumulation Units. Purchase payments allocated to a Subaccount are divided by the value of that Subaccount's Accumulation Unit for the Valuation Period during which the allocation occurs to determine the number of Accumulation Units attributable to the purchase payments.

Example:          Amount of purchase payment                  =        $100
                  Value of one Subaccount Accumulation Unit   =        $ 10
                  $100 / $10 = 10  Accumulation Units

For initial purchase payments, if the application is in good order, the Company will apply the purchase payment to the Variable Account and will credit the Contract with Accumulation Units within two business days.

If the application is not in good order, the Company will attempt to get it in good order or the application and the initial purchase payment will be returned within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days.

For subsequent purchase payments, the Company will apply the purchase payments to the Variable Account and will credit the Contract with Accumulation Units during the next Valuation Period after the Valuation Period in which it receives the purchase payment.

Dollar Cost Averaging Plan

You may make regular transfers of predetermined amounts from the T. Rowe Price Prime Reserve Portfolio to other Subaccounts by establishing a dollar cost averaging plan. This approach allows you to spread investments over time to reduce the risk of investing at the top of the market cycle. You may establish a dollar cost averaging plan by contacting the Annuity Service Office at 1-800-533-7827.
Dollar cost averaging does not insure a profit or protect against a loss during declining markets. Because such a plan involves continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Accumulation Units

Purchase payments are converted into Accumulation Units. The Company does this by dividing the amount of the purchase payment you allocate to a Subaccount by the Accumulation Unit value for that Subaccount. When the Variable Account was established, the Company set the value of an Accumulation Unit at $10. For each subsequent Valuation Period, the Company has determined the Accumulation Unit value by:

(1)  determining the total amount of money invested in the particular
     Subaccount;

(2) subtracting from that amount the mortality and expense risk premium and any other charges, such as taxes, the Company has deducted; and

(3)  dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. It is affected by:

         the investment performance of the Subaccount;

         expenses; and

         deduction of certain charges.

The value of an Accumulation Unit is determined each day that the New York Stock Exchange is open for trading. See the definition of "Valuation Date" on page 5 of this Prospectus.

Distribution Of Contract

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may lawfully be sold. The agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity is paid first-year and renewal commissions, not exceeding 4.7% of purchase payments, for its services in distributing the Contract. Sentry Equity, in turn, pays all or a portion of these amounts to the selling agent or agency.

                                   SURRENDERS

While the Contract is in effect, and before the earlier of the Income Date or the Annuitant's death, the Company will allow you to surrender all or a portion of the Contract for its surrender value. You must submit a request in writing to the Company for a surrender. The Company will pay the surrender amount within seven days.

Surrenders will result in the cancellation of Accumulation Units from each applicable Subaccount in the ratio that the value of each Subaccount bears to the total Contract Value. If you would like some other method of cancellation to be used, you must notify the Company beforehand in writing.

The surrender value will be the Contract Value for the next Valuation Period following the Valuation Period during which the Company receives your written request, reduced by the sum of:

(1) the total of any applicable premium taxes not previously deducted; PLUS

(2) any applicable contract maintenance charge; PLUS

(3) any applicable contingent deferred sales charge.

Because of the potential tax consequences of a surrender, including possible tax penalties, you should consult your tax adviser before making a surrender.

The Company may suspend the right to surrender or delay payment of a surrender for more than seven days when:

(1) the New York Stock Exchange is closed (on other than customary weekend and holiday closings);

(2)  trading on the New York Stock Exchange is restricted;

(3) an emergency exists and it is not reasonably practicable to dispose of the securities held in the Variable Account, or it is not reasonably practicable to determine the net asset value of the Variable Account; or

(4) during any other period when the Securities and Exchange Commission permits suspension of payments.

The applicable rules and regulations of the Securities and Exchange Commission will control as to whether conditions (2) or (3) exist.

Limitations on Surrenders from 403(b) Annuities

If the Contract is a 403(b) annuity with contributions made under a salary reduction agreement (as defined in Section 403(b)(11) of the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one the following conditions:

        be at least age 591/2;
        have a severance from employment;
        die;
        become disabled (as defined in the Code); or have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals were effective January 1, 1989, and apply only to:

        salary reduction contributions made after December 31, 1988; income attributable to such contributions; and income attributable to amounts held as of December 31, 1988.

These limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a TSA custodial account (as defined in the Code) into your account. The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

                               FEDERAL TAX STATUS

NOTE: The following discussion is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict if changes to these laws will be made. You are cautioned to seek tax advice as to possible changes. The Company does not guarantee the tax status of the Contract. You bear the complete risk that the Contract may not be treated as an annuity contract under federal income tax laws. You should also understand that the following discussion is not exhaustive and that special rules not discussed here may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. You will not be taxed on the increases in value of the Contract until distribution occurs, either as a lump sum payment or as annuity payments under the settlement option selected. If you take a lump sum payment as a total surrender of the Contract before the Income Date, you will be taxed on the portion of the lump sum payment that exceeds the cost basis of the Contract. With a Non-Qualified Contract, the cost basis generally equals the purchase payments, which have already been taxed. With a Qualified Contract, there may be no cost basis. The taxable portion of a lump sum payment is taxed at ordinary income tax rates.

When the Annuitant starts receiving annuity payments on the Income Date, a portion of each payment in excess of an exclusion amount is included in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. The annuity payments you receive after the investment in the Contract has been recovered (i.e., when the total of the excluded amount equals the investment in the Contract) are fully taxed. The taxable portion is taxed at ordinary income tax rates. If, after the Income Date, annuity payments cease because of the death of the Annuitant, any unrecovered investment in the Contract shall be allowed as a deduction to the Annuitant for his or her last taxable year. Unrecovered investment in the Contract is the investment in the Contract on the Income Date reduced by amounts received after the Income Date which were excludable from taxable income.

You are urged to consult your tax adviser regarding the tax consequences of any type of distribution or payment under the Contract.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) when the investments are not adequately diversified, as required by U.S. Treasury Department regulations.

If it is determined that the Contract does not meet the definition of an annuity contract, you, as the Contract Owner, would be liable for federal income tax on the earnings portion of the Contract prior to the receipt of the income. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, at the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

In 1989, the Treasury Department issued regulations that amplify the diversification requirements for variable contracts contained in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio is deemed adequately diversified if:

          no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

          no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

          no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

          no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of diversification, each U.S. government agency or instrumentality is treated as a separate issuer. The Company intends that the Mutual Funds underlying the Contract will be managed by the investment advisers so as to comply with the diversification requirements.

Contract Owner Control of Investments

Currently, there is no official guidance as to whether, or under what circumstances, control of the investments of the Variable Account by the Contract Owner will cause the owner to be treated as the owner of the assets of the Variable Account, thereby causing the Contract to lose its favorable tax treatment.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that a policy owner was not the owner of the assets of a separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account.

In the event any forthcoming guidance or ruling sets forth a new position, the guidance or ruling will generally be applied only prospectively. However, if the ruling or guidance is not considered to set forth a new position, it may be applied retroactively, resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Federal tax laws provide that multiple non-qualified annuity contracts that are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from the combination of contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult your tax adviser before purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, a tax court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. In late 1999, the Internal Revenue Service acquiesced to the tax court's ruling, but stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations in order to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. Without further guidance from the IRS, it is unclear what specific types of partial exchanges will be challenged by the IRS. Currently, the Company does not allow partial exchanges of annuity contracts. However, due to the uncertainty in this area, you should consult you own tax adviser before entering into a partial exchange of any annuity contract.

Owner Other Than Natural Person

Under Section 72(u) of the Code, the investment earnings on purchase payments will be taxed currently to the Contract Owner if the Contract Owner is a non-natural person, such as a corporation or certain other entities. A contract held by a non-natural person will generally not be treated as an annuity for federal income tax purposes.
However, this does not apply to a contract held by a trust or other entity as an agent for a natural person, nor does it apply to a contract held by a qualified plan. You should consult your own tax adviser before purchasing the Contract if it is to be held by a non-natural person.

Tax Treatment of Assignments

If you assign or pledge the Contract, there may be tax implications. You should consult your tax adviser before assigning or pledging the Contract.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse, or former spouse incident to a divorce, and you receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Taxation of Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions under the Contract, or the portion of the distribution that is included in your gross income, are subject to federal income tax withholding. Generally, if you are receiving periodic payments, the withholding rate is the same as for wages; for non-periodic payments, the withholding rate is 10%. However, you may elect not to have taxes withheld or to have them withheld at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower treaty rate applies to such person.
Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b), or from a Code Section 457 governmental plan that are not directly rolled over to another qualified retirement plan, an individual retirement account, or an individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

(1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or

(2)  distributions that are required minimum distributions; or

(3) the portion of the distribution that is not includable in gross income (the return of any after-tax contributions); or

(4)  hardship withdrawals.

When all or a part of an annuity contract or a death benefit under an annuity contract is transferred or paid to an individual who is two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, federal tax law may require the Company to withhold the tax from the Contract and pay it directly to the Internal Revenue Service.

You should consult your tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts and Section 457 Contracts

Section 72 of the Code governs the treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn under the Contract will be treated as first coming from earnings and then, only after the earnings portion is exhausted, as coming from the purchase payments. Earnings that are withdrawn must be included in your gross income.

Section 72 further provides that a 10% penalty will apply to the earnings portion of any distribution. However, the 10% penalty does not apply to amounts received:

(1)  after the taxpayer reaches age 591/2;

(2)  after the Contract Owner's death;

(3)  if the taxpayer is totally disabled (as defined in the Code);

(4) in a series of substantially equal periodic payments made at least annually during the taxpayer's lifetime (or expected lifetime) or for the joint lives (or joint live expectancies) of the taxpayer and his or her beneficiary;

(5)  under an immediate annuity; or

(6)  that are allocable to purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The Contract provides that if the Annuitant dies prior to the Income Date, the death benefit will be paid to the beneficiary. Payments made upon the death of the Annuitant who is not the Contract Owner do not qualify for the death-of-contract-owner exception in (2) above and will be subject to the 10% penalty, unless the beneficiary is at least age 591/2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued under Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to other Qualified Contracts (see below).

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of private letter rulings, held that the payment of investment adviser fees from an IRA or a tax-sheltered annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contract offered by this Prospectus is suitable for use under various types of qualified plans. The tax implications for participants in qualified plans vary with the type of plan and the terms and conditions of each plan. You should be aware that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contract.

Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plan to the extent such terms conflict with the terms of the Contract unless the Company specifically consents to be bound. You are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax-deferred. However, the Contract has features and benefits other than tax-deferral that may make it appropriate for a qualified plan.

Following are general descriptions of the types of qualified plans that can be used with the Contract. The descriptions are not comprehensive and are for your general information only. Tax laws and regulations regarding qualified plans are very complex and have different applications depending on individual facts and circumstances. You should consult your tax adviser before purchasing the Contract under a qualified plan.

If the Contract is issued pursuant to a qualified plan, it may contain special provisions that are more restrictive than the Contract provisions described in this Prospectus. Generally, if the Contract is issued under a qualified plan, the Contract is not transferable except if it is surrendered or annuitized. Various penalties and excise taxes may apply to purchase payments (contributions) or distributions made in violation of applicable limits. Certain withdrawal penalties and restrictions may apply to surrenders from a Qualified Contract.

The Contract is no longer available in connection with H.R. 10 (Keogh) Plans or corporate pension and profit-sharing plans with the exception of SIMPLE IRAs and simplified employee pension (SEP) plans. The information provided below is being included to provide disclosure to owners of Contracts that were issued under these types of plans.

TAX SHELTERED ANNUITIES

The Code permits the purchase of tax-sheltered annuities by public schools and certain charitable, educational and scientific organizations. Qualifying employers may make contributions to these annuities on behalf of their employees. The contributions are not included in the gross income of the employees until the employees receive distributions from the annuities. The amount of contributions is limited to certain maximums imposed by the Code. The Code also provides restrictions on transferability, distributions, nondiscrimination and withdrawals of tax-sheltered annuities. You should consult with your tax adviser regarding the tax consequences of investing in a tax-sheltered annuity. Loans are not available under the Contract.

INDIVIDUAL RETIREMENT ANNUITIES

The Code permits eligible individuals to contribute to an individual retirement plan known as an individual retirement annuity or IRA. Under applicable limits, you can contribute certain amounts to an IRA that can be deducted from your taxable income. There are also limits with respect to eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA. If the Contract is to be used as an IRA, there are specific requirements imposed by the Code. In addition, the Company is required to give you additional informational disclosure if you purchase the Contract as an IRA. However, you should consult with your tax adviser regarding the tax consequences and suitability of investing in an IRA.

Roth IRA. Under an individual retirement annuity known as a Roth IRA, contributions are made with after-tax dollars, but the earnings are distributed tax-free if certain conditions are met. Distributions from a Roth IRA are tax-free if it has been held for at least five years AND it meets one of the following requirements:

          the distribution is made after age 591/2 or the taxpayer has died or is disabled;

          the distribution is being used for a qualified first-time home purchase, subject to a $10,000 lifetime maximum, by the taxpayer, a spouse, child, grandchild, or ancestor.

Certain penalties may apply if you receive a non-qualified distribution. Rollovers to or from a Roth IRA can be made under certain circumstances, however, there may be a tax liability if the rollover involves a non-Roth IRA.

If you are considering a Roth IRA, you should consult with your tax adviser regarding the tax implications and suitability.

SIMPLE IRA. Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an owner would authorize his or her employer to deduct a certain amount from his or her pay and contribute it directly to the SIMPLE IRA. The owner's employer will also make contributions to the SIMPLE IRA in amounts based on certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of a Contract to be qualified as a SIMPLE IRA should obtain competent tax advice as to the tax treatment and suitability of this type of investment.

Pension and Profit-Sharing Plans

The Code permits employers, including self-employed individuals, to establish various types of retirement plans for employees. Contributions to the plans for the benefit of employees are not included in the employees' gross income until distributed from the plan. The employees' tax liabilities may vary depending on the particular plan design. However, the Code places limits and restrictions on all plans with respect to such things as amount of allowable contributions; form, manner and timing of distributions; transfer of benefits; vesting and non-forfeiture of interests; nondiscrimination in eligibility and participation; and tax treatment of distributions, withdrawals and surrenders. You should consult your tax adviser regarding the tax consequences and suitability of investing in pension and profit-sharing plans.

Tax Treatment Of Withdrawals -D Qualified Contracts

In the case of a withdrawal from a Qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your cost basis to your total accrued benefit under the plan. Special tax rules may apply to certain distributions from a Qualified Contract. The Code imposes a 10% penalty on the taxable portion of any distribution from qualified retirement plans. The penalty is increased to 25% for distributions from a SIMPLE IRA within the first two years of participation in the plan.

To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty is imposed. The tax penalty will also not apply to the following:

(1)  distributions made on or after age 591/2;

(2)  distributions following death or disability;

(3) after separation from service, distributions that are part of substantially equal periodic payments made at least annually for the life (or life expectancy) of the Contract Owner or the Annuitant (as applicable) or the joint lives (or joint life expectancies) of the Contract Owner or Annuitant (as applicable) and the designated beneficiary;

(4)  distributions after separation from service after age 55;

(5) under limited conditions, distributions made for amounts paid during the taxable year for medical care;

(6) distributions paid to an alternate payee pursuant to a qualified domestic relations order;

(7)  distributions made on account of an IRS levy on the Qualified Contract;

(8) under limited conditions, distributions from an IRA to purchase medical insurance;

(9) under limited conditions, distributions from an IRA for qualified higher education expenses; and

(10) with limitations, distributions from an IRA for qualified first-time home purchases.

The exceptions in (4) and (6) above do not apply in the case of an IRA. The exception in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, if the Contract is issued under a qualified plan, annuity payments must begin no later than (a) April 1 of the calendar year following the calendar year in which you reach age 701/2; OR (b) the calendar year in which you retire, whichever is LATER. The date in (b) does not apply to an IRA.

Under a qualified plan, annuity payments must be made over a period not exceeding your life expectancy or the life expectancies of you and your designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued new regulations regarding required distributions from qualified plans. These new rules generally became effective January 1, 2002. You should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

Tax Sheltered Annuities - Withdrawal Limitations

If the Contract is a 403(b) annuity (also known as a tax-sheltered annuity) with contributions made under a salary reduction agreement (as defined the Code) withdrawals can only be taken under certain circumstances. In order to take a withdrawal from a 403(b) annuity, you must meet one of the following conditions:

         be at least age 591/2;

         has a severance from employment;

         die;

         become disabled (as defined in the Code); or

         have a case of hardship.

Withdrawals for hardship are restricted to the portion of the Contract Value represented by your contributions and does not include investment earnings. The limitations on withdrawals became effective January 1, 1989, and apply only to:

         salary reduction contributions made after December 31, 1988;

         income attributable to such contributions; and

         income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply. You should consult your tax adviser regarding any withdrawals from a 403(b) annuity.

Section 457 - Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in deferred compensation plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which can be deferred in any one year, and, in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of the participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996, must have been amended to satisfy the trust and exclusive benefit requirements prior to January 1, 1999, and must have been amended no later than that date to continue to receive favorable tax treatment. The trust requirement does not apply to amounts under a plan of a tax exempt (non-governmental) employer. In addition, the trust requirement does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under Section 457 of the Code unless made after the participating employee:

        attains age 701/2;

         has a severance from employment;

         dies; or

         suffers an unforeseeable financial emergency as defined in the Code.

                                LEGAL PROCEEDINGS

Neither the Variable Account nor the underwriter, Sentry Equity, is a party to any legal proceedings. The Company is engaged in routine litigation which, in the opinion of the Company, is not material in relation to the total capital and surplus of the Company.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Item                                                                Page

THE COMPANY                                                         3
DISTRIBUTION OF THE CONTRACT                                        3
PRIVACY                                                             3
INDEPENDENT ACCOUNTANTS                                             4
LEGAL OPINIONS                                                      4
YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT         4
PERFORMANCE INFORMATION                                             5
ANNUITY PAYMENTS                                                    8
   Annuity Unit                                                     8
   Amount of Annuity Payments                                       8
   Net Investment Factor                                            8
FINANCIAL STATEMENTS                                                9

                                     PART B

[Front Cover]

                       STATEMENT OF ADDITIONAL INFORMATION


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT
                                    issued by
                            SENTRY VARIABLE ACCOUNT I
                                       and
                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

This is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the individual flexible purchase payment deferred variable annuity contract which is referred to herein.

The Prospectus concisely presents information that a prospective investor should know before investing. For a copy of the Prospectus, call or write the Company at 1800 North Point Drive, Stevens Point, WI 54481, (800)533-7827.

This Statement of Additional Information and the Prospectus are dated May 1,
2003.

                                TABLE OF CONTENTS

Item                                                              Page

THE COMPANY                                                       3

DISTRIBUTION OF THE CONTRACT                                      3

PRIVACY                                                           3

INDEPENDENT ACCOUNTANTS                                           4

LEGAL OPINIONS                                                    4

YIELD CALCULATION FOR T. ROWE PRICE PRIME RESERVE SUBACCOUNT      4

PERFORMANCE INFORMATION                                           5

ANNUITY PAYMENTS                                                  7

         Annuity Unit                                             7
         Amount of Annuity Payments                               8
         Net Investment Factor                                    8

FINANCIAL STATEMENTS                                              8

                                   THE COMPANY

Sentry Life Insurance Company of New York (the "Company") is a stock life insurance company incorporated in 1966 pursuant to the laws of the State of New York. Its home office is located at 220 Salina Meadows Parkway, Syracuse, New York. It is licensed to conduct life, annuity and accident and health insurance business in Minnesota, New York and North Dakota. The company is a wholly-owned subsidiary of Sentry Life Insurance Company, which in turn is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls, either directly or through subsidiary companies, a group of insurance and related companies, including Sentry Equity Services, Inc.

                          DISTRIBUTION OF THE CONTRACT

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contract. The Contract is sold through licensed insurance agents in states where the Contract may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contract which will not exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to the selling agent or agency. The Contract is sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 2000, 2001, and 2002 of $537,460, $382,915, and $322,994, respectively. Of those amounts, it retained $288,956, $170,211, and $204,690, respectively.

                                     PRIVACY

Protecting your personal information is a priority for the Company and the Company's affiliated companies which are listed below. The Company collects, retains and uses personal information for the purposes of providing suitable products and services to its customers.

The Company will collect information you provide on applications or other forms, or in your verbal responses to questions. This may include identifying information such as your name, social security number, and address, as well as information about your assets and income. The Company will also collect information about your transactions with the Company, including payments and contract values.

The Company and its affiliates listed below do not sell customer lists or any personal information regarding their customers.

The Company and its affiliates do not disclose nonpublic personal financial information about customers to nonaffiliated third parties, except as permitted by law.

The Company may share personal financial information about you with its affiliated companies in order to make additional products and services available to you.

The Company maintains physical, electronic and procedural safeguards to protect your personal financial information. The Company restricts access to nonpublic personal financial data to those persons who need to know that information to provide services to you.

Any entity which provides support services to the Company is required to protect customers' personal information. When necessary, these privacy policies may be amended.

If you have questions regarding the Company's privacy policies, please write to Corporate Compliance/Privacy, 1800 North Point Drive, Stevens Point, WI 54481.

Companies affiliated with the Company:

 Sentry Insurance a Mutual Company
 Sentry Casualty Company
 Sentry Equity Services, Inc.
 Sentry Insurance Agency, Inc.
 Sentry Fund, Inc.
 Sentry Life Insurance Company
 Sentry Lloyds of Texas
 Sentry Select Insurance Company
 Parker Services, L.L.C.
 Parker Stevens Agency, L.L.C.
 Parker Stevens Agency of Massachusetts
 Parker Stevens Agency of Texas, Inc.
 Patriot General Insurance Company
 Middlesex Insurance Company
 Dairyland Insurance Company
 Dairyland County Mutual Insurance Company of Texas

                             INDEPENDENT ACCOUNTANTS

The statutory financial statements of the Company as of December 31, 2002 and 2001, and for the years then ended, and the financial statements of the Variable Account as of December 31, 2002, and for each of the two years in the period then ended or for the periods indicated, have been audited by PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, independent accountants, whose reports appear herein and have been included in reliance on its authority as an expert in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contract.

           YIELD CALCULATION OF T. ROWE PRICE PRIME RESERVE SUBACCOUNT

The T. Rowe Price Prime Reserve Subaccount of the Variable Account will calculate its current yield based on the seven days ended on the date of calculation.

The current yield of the T. Rowe Price Prime Reserve Subaccount is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing contract owner account having a balance of one accumulation unit of the subaccount at the beginning of the period, subtracting the mortality and expense risk premium and contract maintenance charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the
T. Rowe Price Prime Reserve Subaccount in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the T. Rowe Price Prime Reserve Subaccount and changes in the interest rates on such investments, but also on changes in the T. Rowe Price Prime Reserve Subaccount's expenses during the period.

Yield information may be useful in reviewing the performance of the T. Rowe Price Prime Reserve Subaccount and for providing a basis of comparison with other investment alternatives. However, the T. Rowe Price Prime Reserve Subaccount's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable contingent deferred sales charge at the time of the surrender. (See "Charges and Deduction - Contingent Deferred Sales Charge" in the Prospectus.)

                             PERFORMANCE INFORMATION

The following tables show the average annual total return figures and the cumulative total return figures of the Portfolios. The first table shows actual returns for the one year period from January 1, 2002 to December 31, 2002, and from the date the Subaccount first invested in the corresponding Portfolio to December 31, 2002, for those Portfolios that were available during those periods.:

                        CUMULATIVE TOTAL RETURN    AVERAGE ANNUAL TOTAL RETURN
                                    Since First                    Since First
                        One Year    Investment     One Year        Investment

T. Rowe Price           -5.77%      3.64%          -5.77%         1.20%
Prime Reserve
Portfolio*
T. Rowe Price           -1.87%      16.47%         -1.87%         5.24%
Limited-Term Bond
Portfolio*
T. Rowe Price           -14.94%     -7.55%        -14.94%        -2.60%
Personal Strategy
Balanced Portfolio*
T. Rowe Price           -20.21%     -6.41%        -20.21%        -2.45%
Equity Income
Portfolio**
T. Rowe Price           -25.34%    -51.06%        -25.34%       -23.49%
International Stock
Portfolio**
Janus Aspen Series      -13.60%    -20.37%        -13.60%        -8.18%
Balanced
Portfolio*
Janus Aspen Series      -33.46%    -60.61%        -33.46%       -29.47%
Growth
Portfolio***
Janus Aspen Series      -34.87%    -72.22%        -34.87%       -34.91%
Mid Cap Growth
Portfolio**
Janus Aspen Series      -22.73%    -53.54%        -22.73%       -24.97%
Capital Appreciation
Portfolio***
Janus Aspen Series      -32.46%    -59.16%        -32.46%       -28.51%
Worldwide Growth
Portfolio***

*Date of first investment is January 7, 2000

**Formerly Janus Aspen Series Aggressive Growth Portfolio; date of first investment is January 7, 2000

***Date of first investment is May 1, 2000

The next table shows performance based on the historical performance of the Portfolios, modified to reflect the charges and expenses of the Contract as if the Contract had invested in the Portfolios during the one-, five-, and ten-year periods and since inception to December 31, 2002.

                         CUMULATIVE TOTAL RETURN    AVERAGE ANNUAL TOTAL RETURN
                                          Ten Years                  Ten Years
                                          or                         or
                           One    Five    Since         One   Five   Since
                           Year   Years   Inception*    Year  Years  Inception*

T. Rowe Price              -4.77%  14.54%   19.86%     -4.77%   2.75%   3.06%
Prime Reserve Portfolio
T. Rowe Price              -0.87%  25.33%   49.18%     -0.87%   4.62%   4.74%
Limited-Term Bond Portfolio
T. Rowe Price Personal    -13.94%   8.81%   82.85%    -13.94%   1.70%   7.83%
Strategy Balanced Portfolio
T. Rowe Price             -19.21%   4.29%  123.04%    -19.21%   0.84%   9.59%
Equity Income Portfolio
T. Rowe Price             -27.35%  17.29%   38.58%    -27.35%   3.24%   5.59%
Mid-Cap Growth Portfolio
T. Rowe Price Interna-    -24.24%  -25.85%  -4.71%    -24.34%  -5.80%  -0.55%
tional Stock Portfolio
Janus Aspen               -12.60%  37.74%  151.80%    -12.60%   6.61%  10.40%
Balanced Portfolio
Janus Aspen               -32.46% -14.92%   63.91%    -32.46%  -3.18%   5.44%
Growth Portfolio
Janus Aspen               -33.87% -17.05%   69.19%    -33.87%  -3.67%   5.79%
Mid Cap Growth Portfolio**
Janus Aspen Captial       -21.73%  32.41%   66.53%    -21.73%   5.77%   9.41%
Appreciation Portfolio
Janus Aspen               -31.47%  -4.60%  121.98%    -31.47%  -0.94%   8.92%
Worldwide Growth Portfolio
Vanguard                   -4.85%   1.63%   22.72%    -4.85%    0.32%   3.16%
High Yield Bond Portfolio
Vanguard                  -13.01%  16.39%  134.43%    -13.01%   3.08%   8.89%
Balanced Portfolio
Vanguard                  -28.22% -10.38%  111.71%    -28.22%  -2.17%   7.78%
Equity Index Portfolio
Vanguard                  -20.85%  15.90%   15.90%    -20.85%   3.86%   3.86%
Mid-Cap Index Portfolio
Vanguard Small            -30.11%  50.35%   63.67%    -30.11%   8.49%   7.77%
Company Growth Portfolio
Vanguard                   -2.88%  33.14%   33.14%     -2.88%   7.63%   7.63%
REIT Index Portfolio

Dates of inception of the Portfolios are as follows:
T. Rowe Price Prime Reserve Portfolio: December 31, 1996
T. Rowe Price Limited-Term Bond Portfolio: May 13, 1994
T. Rowe Price Personal Strategy Balanced Portfolio: December 30, 1994
T. Rowe Price Equity Income Portfolio: March 31, 1994
T. Rowe Price Mid-Cap Growth Portfolio: December 31, 1996
T. Rowe Price International Stock Portfolio: March 31, 1994
Janus Aspen Balanced Portfolio: September 13, 1993
Janus Aspen Growth Portfolio: September 13, 1993
Janus Aspen Mid Cap Growth Portfolio:**  September 13, 1993
Janus Aspen Capital Appreciation Portfolio: May 1, 1997
Janus Aspen Worldwide Growth Portfolio: September 13, 1993
Vanguard High Yield Bond Portfolio: June 3, 1996
Vanguard Mid-Cap Index Portfolio: February 9, 1999
Vanguard Small Company Growth Portfolio: June 3, 1996
Vanguard REIT Index Portfolio: February 9, 1999

**Formerly Aggressive Growth Portfolio

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 Contract Maintenance Charge and the Investment Management and Administration Fees and other expenses, if applicable, paid by the Portfolios. The returns reported above also reflect the deduction of the Contract's Contingent Deferred Sales Charge from each Portfolio's one year total return, when such charge equals 5% of a surrendered Purchase Payment, and from each Portfolio's five year total return, when the charge equals 1% of a surrendered Purchase Payment.

The T. Rowe Price Prime Reserve Portfolio, the T. Rowe Price Limited-Term Bond Portfolio, the T. Rowe Price Personal Strategy Balanced Portfolio, and the Janus Aspen Series Aggressive Growth Portfolio were made available for investment in connection with the Contract on January 7, 2000. The T. Rowe Price Equity Income Portfolio, the T. Rowe Price International Stock Portfolio, the Janus Aspen Balanced Portfolio, the Janus Aspen Growth Portfolio, the Janus Aspen Capital Appreciation Portfolio, and the Janus Aspen Worldwide Growth Portfolio were made available on May 1, 2000. The remaining Portfolios were made available for investment on May 1, 2002. For periods starting prior to the date the Contract first invested in the Portfolio, the performance information shown above is based on the historical performance of the Portfolio, modified to reflect the charges and expenses of the Contract, as if the Contract had invested in the Portfolio during the periods stated. These figures should not be interpreted to reflect actual historical performance of the Contract.

The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable contract maintenance charges and any applicable contingent deferred sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:

         P    (1 + T)n = ERV Where:
         P =    a hypothetical initial payment of $1,000
         T =    average annual total return
         n =    number of years
         ERV =  ending redeemable value at the end of the one- and five year periods and since inception to December 31, 2002 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 2002.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment and deducting any applicable Contract Maintenance Charge and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

(1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 2001 were redeemed on December 31, 2002.

(2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1997 were redeemed on December 31, 2002.

(3) The ten-year figure assumes that values based on a $1,000 payment made on December 31, 1992 were redeemed on December 31, 2002.

(4) The since inception figures assume that values based on a $1,000 payment made on the inception dates were redeemed on December 31, 2002.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVEST- MENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTA- TIONS ARE NOT REPRESENTATIVE OF FUTURE BENEFITS.

                                ANNUITY PAYMENTS

Annuity Unit

Initially, the value of an Annuity Unit was set at $10. For each subsequent Valuation Period, the Annuity Unit value is determined as follows:

(1) the Annuity Unit value for a Subaccount for the last Valuation Period is multiplied by the net investment factor for the Subaccount for the next Valuation Period;

(2) the result is divided by the assumed investment factor for that Valuation Period. The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

Amount of Annuity Payments

The dollar amount of annuity payments after the first payment is determined as follows:

(1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the income date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

(2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each annuity payment is the sum of all Subaccount annuity payments less any applicable contract maintenance charge.

The Subaccount Annuity Unit value at the end of any Valuation Period is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

(1) is the net investment factor for the Valuation Period for which the Subaccount Annuity Unit value is being determined; and

(2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first annuity payment. Such factor for any Valuation Period is the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4%.

Net Investment Factor

The net investment factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

(1)  is the net result of:

     (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the current Valuation Period; PLUS

     (b) the per share amount of any dividend or capital gain distribution made by the Mutual Fund or Portfolio held in the Subaccount if the "ex-dividend" date occurs during the current Valuation Period; PLUS OR MINUS

     (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the Subaccount;

(2) is the net result of:

     (a) the net asset value per share of the Mutual Fund or Portfolio held in the Subaccount determined as of the immediately preceding Valuation Period; PLUS OR MINUS

     (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

(3) is the percentage factor representing the mortality and expense risk premiums.

The net investment factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           SENTRY VARIABLE ACCOUNT I
                              Financial Statements
                           December 31, 2002 and 2001

                                February 14, 2003

Dear Contract Owner:

The economy continued to plod through its current bear market during 2002. Consumer confidence is shaken and debt levels continue to be relatively high. Even with that negative news there exist some bright spots: consumers continue to enjoy real wage gains, home prices remain strong and we're experiencing the lowest interest rates in generations.

Talk of "double-dip" recession and comparisons to the Great Depression and decade long slump in the Japanese stock market are grossly overstated. The errors in monetary and fiscal policy that led to these crises now serve our current policymakers as valuable object lessons. As foreboding as the current situation with Iraq and North Korea seem, they cannot be honestly compared to that of the 1930's, with fascism on the march throughout the world.

Gloom and doom pessimism has become so widespread today that many investors can find no reason to invest in the market at all. Yet investors must remember that this bear market will pass.

While we shouldn't expect an imminent return to the unrestrained bull market of the past decade, the opportunity exists in the current market for extraordinary bargains for the long-term investor. While we may never return to the high double-digit growth we had grown used to; even high single-digit returns are more than adequate to build wealth over the long-term. The key is to continue with your long-term investment strategy, having faith that the bear market will pass.


During 2002, the number of investment portfolios available within your variable policy was expanded from ten to seventeen. The new investment portfolios are:

 T. Rowe Price Equity Series, Inc.
   o T. Rowe Price Mid-Cap Growth Portfolio

Vanguard Variable Insurance Fund
   o High Yield Bond Portfolio
   o Balanced Portfolio
   o Equity Index Portfolio
   o Mid-Cap Index Portfolio
   o Small Company Growth Portfolio
   o REIT Index Portfolio

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,

Dale R. Schuh, CEO
Sentry Life Insurance Company

The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., Janus Aspen Institutional Series and Vanguard Variable Insurance Fund are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2002


Assets:

Investments at market value:

Janus Aspen Series, Inc.:
  Aspen Growth Portfolio, 1,211 shares (cost $25,378)               $ 17,695
  Aspen Aggressive Growth Portfolio, 22,856 shares (cost
                $1,251,349)                                          362,044
  Aspen Worldwide Growth Portfolio, 29 shares (cost $634)                617
  Aspen Balanced Portfolio, 521 shares (cost $11,330)                 10,720

T. Rowe Price Fixed Income Series, Inc.:
  Prime Reserve Portfolio, 79,827 shares (cost $79,827)               79,827
  Limited Term Bond Portfolio, 31,040 shares (cost $152,765)         157,682

T. Rowe Price Equity Series, Inc.:
  Equity Income Portfolio, 3,777 shares (cost $73,363)                61,784
  Personal Strategy Balanced Portfolio, 20,290 shares
    (cost $312,568)                                                  268,227
  Mid-Cap Growth Portfolio, 208 shares (cost $2,855)                   2,988

Vanguard Variable Insurance Fund:
  REIT Index Portfolio, 57 shares (cost $753)                            726
                                                                     -------
Net Assets                                                        $  962,310
                                                                  ==========

The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                            STATEMENTS OF OPERATIONS

                                                               For the Years ended December 31,

                                              T. Rowe Price           T. Rowe Price               T. Rowe Price
                                              Prime Reserve         Limited Term Bond             Equity Income

                                              2002       2001          2002      2001            2002         2001
Investment Income:
 Dividends                                 $  1,114    $ 2,910       $ 6,304   $ 5,842         $ 1,131      $  312

Expenses:
 Mortality and expense risk charges             810        786         1,374     1,138             670         175
                                                ---        ---         -----     -----             ---         ---
Net investment income (loss)                    304      2,124         4,930     4,704             461         137
                                                ---      -----         -----     -----             ---         ---
Realized gains (losses) on investments:
 Realized net investment gain (loss)              -          -           445       616          (4,689)        (61)
 Capital gain distributions received              -          -             -         -              38         511
                                                ---      -----         -----     -----             ---         ---
 Realized gain (loss) on investments and
  capital gain distributions, net                 -          -           445       616          (4,651)        450

Unrealized appreciation (depreciation), net       -          -           453     1,846         (12,572)        993
                                                ---      -----         -----     -----             ---         ---
Net increase (decrease) in net assets
 from operations                             $  304    $ 2,124       $ 5,828   $ 7,166        $(16,762)     $ 1,580
                                             ======    =======       =======   =======        ========      =======

                                                                        For the Years ended December 31,
                                               Janus Aspen                T. Rowe Price              Janus Aspen
                                            Aggressive Growth     Personal Strategy Balanced    Capital Appreciation

                                              2002      2001           2002      2001             2002        2001

Investment Income:
 Dividends                                $       -   $      -      $  7,404  $  9,931         $    43     $   172

Expenses:
 Mortality and expense risk charges           4,638      8,188         3,067     3,542             111         131
                                              -----      -----         -----     -----             ---         ---

Net investment income (loss)                 (4,638)    (8,188)        4,337     6,389             (68)         41
                                             ------     ------         -----     -----             ---          --
Realized gains (losses) on investments:
 Realized net investment gain (loss)       (243,757)  (171,830)       (9,412)     (542)         (9,109)         (7)
 Capital gain distributions received              -          -             -         -               -           -
                                           --------   --------        ------      ----          ------          --
 Realized gain (loss) on investments and
  capital gain distributions, net          (243,757)  (171,830)       (9,412)     (542)         (9,109)         (7)

Unrealized appreciation (depreciation), net  86,543   (302,456)      (20,640)  (17,643)          7,402      (3,722)
                                             ------   --------       -------   -------           -----      ------
Net increase (decrease) in net assets
 from operations                          $(161,852)  $482,474)     $(25,715) $(11,796)        $(1,775)    $(3,688)
                                          =========   ========      ========  ========         =======     =======

                                                  For the Years ended December 31,
                                                Janus Aspen             Janus Aspen
                                                  Growth                  Balanced
                                              2002      2001           2002      2001
Investment Income:
 Dividends                                 $      -    $    29       $   406    $  56

Expenses:
 Mortality and expense risk charges             331        334           169       16
                                                ---        ---           ---       --


Net investment income (loss)                   (331)      (305)          237       40
                                               ----       ----           ---       --
Realized gains (losses) on investments:
 Realized net investment gain (loss)        (11,557)       (20)       (1,194)       -
  Capital gain distributions received             -         84             -        -
                                            -------        ---        ------       --
 Realized gain (loss) on investments and
  capital gain distributions, net           (11,557)        64        (1,194)       -

Unrealized appreciation (depreciation), net   1,607     (6,034)         (572)     (38)
                                              -----     ------          ----      ---
Net increase (decrease) in net assets
 from operations                           $(10,281)   $(6,275)      $(1,529)   $   2
                                           ========    =======       =======    =====

                                                    For the Years ended December 31,
                                                                   T. Rowe Price
                                                 Janus Aspen           Mid-Cap      Vanguard
                                               Worldwide Growth        Growth*    REIT Index*

                                              2002        2001          2002         2002
Investment Income:
 Dividends                                  $    50     $   55          $  -        $  -

Expenses:
 Mortality and expense risk charges              97         97            13           3

Net investment income (loss)                    (47)       (42)          (13)         (3)

Realized gains (losses) on investments:
 Realized net investment gain (loss)         (6,715)        (7)           (1)         (1)
  Capital gain distributions received             -          -             -           -

 Realized gain (loss) on investments and
  capital gain distributions, net            (6,715)        (7)           (1)         (1)

Unrealized appreciation (depreciation), net   3,658     (2,368)          133         (27)

Net increase (decrease) in net assets
 from operations                            $(3,104)    $2,417)         $119        $(31)

*       Commenced offering on May 1, 2002.



   The accompanying notes are an integral part of these financial statements

                   SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                           Sentry Variable Account I
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Years ended December 31,
                                         T. Rowe Price           T. Rowe Price           T. Rowe Price
                                         Prime Reserve         Limited Term Bond         Equity Income

                                         2002     2001          2002        2001        2002        2001
Increase (decrease) in net assets
from operations:
 Net investment income (loss)         $   304   $ 2,124      $  4,930    $  4,704      $   461    $   137
  Realized gains (losses)                    -         -           445         616       (4,651)       450
 Unrealized appreciation
 (depreciation), net                        -         -           453       1,846      (12,572)       993
                                     -------   -------      --------    --------      -------    -------
Net increase (decrease) in net
 assets from operations                   304     2,124         5,828       7,166      (16,762)     1,580
                                          ---     -----         -----       -----      -------      -----
Contract transactions:
 Purchase payments                      6,865     6,894         2,452         300        2,546      3,648
 Transfers between sub-
 accounts, net                              -         -        43,560      23,537       43,269     32,758
 Withdrawals                                -    (5,147)       (5,400)     (5,474)      (3,416)    (1,720)
 Contract maintenance fees               (130)     (154)         (206)       (148)         (80)       (30)
 Surrender charges                          -       (31)          (22)         (6)          (9)         -
                                         ----      ----          ----        ----          ---        ---
Net increase (decrease) in
  net assets derived from
  contract transactions                 6,735     1,562        40,384      18,209       42,310     34,656
                                        -----     -----        ------      ------       ------     ------
Total increase (decrease) in
  net assets                            7,039     3,686        46,212      25,375       25,548     36,236

Net assets at beginning of year        72,788    69,102        111,470     86,095       36,236          -
                                       ------    ------        -------     ------       ------     ------
Net assets at end of year             $79,827   $72,788      $157,682    $111,470      $61,784    $36,236
                                      =======   =======      ========    ========      =======    =======

                                                                For the Years ended December 31,
                                         Janus Aspen               T. Rowe Price               Janus Aspen
                                      Aggressive Growth      Personal Strategy Balanced   Capital Appreciation
                                        2002       2001          2002         2001         2002       2001
Increase (decrease) in net assets
  from operations:
 Net investment income (loss)        $ (4,638) $  (8,188)     $  4,337     $  6,389     $    (68)   $    41
 Realized gains (losses)             (243,757)  (171,830)       (9,412)        (542)      (9,109)        (7)
 Unrealized appreciation
  (depreciation), net                  86,543   (302,456)      (20,640)     (17,643)       7,402     (3,722)
                                       ------   --------       -------      -------        -----     ------
Net increase (decrease) in net
  assets from operations             (161,852)  (482,474)      (25,715)     (11,796)      (1,775)    (3,688)
                                     --------   --------       -------      -------       ------     ------
Contract transactions:
 Purchase payments                      2,710     16,138        15,448       12,963            -          -
 Transfers between sub-
   accounts, net                      (78,457)   (83,316)      (26,600)       2,021            -          -
 Withdrawals                          (39,438)   (28,677)      (43,291)      (2,317)     (10,878)         -
 Contract maintenance fees               (911)    (1,107)         (512)        (602)          (9)        (7)
  Surrender charges                      (394)       (85)         (512)         (14)           -          -
                                         ----     ------          ----         ----           --         --
Net increase (decrease) in net
  assets derived from contract
  transactions                       (116,490)   (97,047)      (55,467)      12,051      (10,887)        (7)
                                     --------    -------       -------       ------      -------         --
Total increase (decrease) in net
  assets                             (278,342)  (579,521)      (81,182)         255      (12,662)    (3,695)

Net assets at beginning of year       640,386  1,219,907       349,409      349,154       12,662     16,357
                                      -------  ---------       -------      -------       ------     ------
Net assets at end of year            $362,044  $ 640,386      $268,227     $349,409     $      -    $12,662
                                     ========  =========      ========     ========     =======     =======

                                         For the Years ended December 31,
                                          Janus Aspen         Janus Aspen
                                             Growth              Balanced

                                         2002       2001      2002       2001
Increase (decrease) in net assets$
  from operations:
 Net investment income (loss)            (331)    $ (305)     $ 237       $ 40
 Realized gains (losses)              (11,557)        64     (1,194)         -
 Unrealized appreciation
  (depreciation), net                   1,607     (6,034)      (572)       (38)
                                        -----     ------       ----        ---
Net increase (decrease) in net
  assets from operations              (10,281)    (6,275)    (1,529)         2
                                      -------     ------     ------          -
Contract transactions:
 Purchase payments                        686      3,766      1,931      3,592
 Transfers between sub-
   accounts, net                       (1,048)    25,000     20,692          -
 Withdrawals                          (10,798)         -    (13,792)         -
 Contract maintenance fees                (39)       (18)       (53)         -
 Surrender charges                         (7)         -       (123)         -
                                          ---      -----      -----      -----
Net increase (decrease) in net
  assets derived from contract
  transactions                        (11,206)    28,748      8,655      3,592
                                      -------     ------      -----      -----
Total increase (decrease) in net
  assets                              (21,487)    22,473      7,126      3,594

Net assets at beginning of year        39,182     16,709      3,594          -
                                       ------     ------      -----      -----
Net assets at end of year             $17,695    $39,182    $10,720     $3,594
                                      =======    =======    =======     ======


                                          For the Years ended December 31,
                                                         T. Rowe Price Vanguard
                                          Janus Aspen        Mid-Cap      REIT
                                        Worldwide Growth      Growth*    Index*
                                        2002        2001       2002       2002
Increase (decrease) in net assets
  from operations:
 Net investment income (loss)           $ (47)     $ (42)    $  (13)      $ (3)
 Realized gains (losses)               (6,715)        (7)        (1)        (1)
 Unrealized appreciation
  (depreciation), net                   3,658     (2,368)       133        (27)
                                        -----     ------        ---        ---
Net increase (decrease) in net
  assets from operations               (3,104)    (2,417)       119        (31)
                                       ------     ------        ---        ---
Contract transactions:
 Purchase payments                      2,002      5,671      2,869          -
 Transfers between sub-
   accounts, net                       (2,191)         -          -        775
 Withdrawals                           (7,857)         -          -          -
 Contract maintenance fees                (51)        (4)         -        (18)
 Surrender charges                       (113)         -          -          -
                                        -----      -----      -----       -----
Net increase (decrease) in net
  assets derived from contract
  transactions                         (8,210)     5,667      2,869        757
                                       ------      -----      -----        ---
Total increase (decrease) in net
  assets                              (11,314)     3,250      2,988        726

Net assets at beginning of year        11,931      8,681          -          -
                                      -------      -----      -----        ---
Net assets at end of year              $  617    $11,931     $2,988       $726
                                       ======    =======     ======       ====

*  Commenced offering on May 1, 2002.

   The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 and 2001

1. Organization
   The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at the portfolios' net asset value in accordance with the selection made by the contract owners.

   On May 1, 2002, the Company began offering seven additional subaccounts with related portfolios as investment options. New purchases were made in two of the additional portfolios, as follows:

   T. Rowe Price Equity Series, Inc.       Vanguard Variable Insurance Fund
    Mid-Cap Growth Portfolio                REIT Index Portfolio

   The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

   Valuation of Investments
   Investments in shares of the Funds are valued at the Funds' offering and redemption price.

   Securities Transactions and Investment Income
   Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes
   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

3. Purchases and Sales of Securities
   In 2002, purchases and proceeds on sales of the Funds' shares were as
   follows:                                                         Proceeds
                                                    Purchases       on Sales

Janus Aspen Growth Portfolio                         $    686        $ 12,605
Janus Aspen Aggressive Growth Portfolio                 3,500         125,601
Janus Aspen Capital Appreciation Portfolio                 43          11,176
Janus Aspen Worldwide Growth Portfolio                  2,052          10,432
Janus Aspen Balanced Portfolio                         23,028          14,152
T. Rowe Price Prime Reserve Portfolio                   7,978           1,468
T. Rowe Price Limited Term Bond Portfolio              53,934           8,677
T. Rowe Price Equity Income Portfolio                  86,283          43,648
T. Rowe Price Personal Strategy Balanced Portfolio     37,995          88,160
T. Rowe Price Mid-Cap Growth Portfolio                  2,869              13
Vanguard REIT Index Portfolio                             775              21
                                                       ------          ------
   Total                                             $219,143        $315,953
                                                     ========        ========

4. Expenses
   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.


   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract. There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding
   The changes in units outstanding for the year ended December 31, 2002
   were as follows:                                                       Net
                                                      Units   Units    Increase
                                                     Issued  Redeemed (Decrease)

Janus Aspen Growth Portfolio                            133     2,593   (2,460)
Janus Aspen Aggressive Growth Portfolio                 122     3,909   (3,787)
Janus Aspen Capital Appreciation Portfolio                -     2,072   (2,072)
Janus Aspen Worldwide Growth Portfolio                  366     2,170   (1,804)
Janus Aspen Balanced Portfolio                        2,524     1,646      878
T. Rowe Price Prime Reserve Portfolio                   342         6      336
T. Rowe Price Limited Term Bond Portfolio             1,607       246    1,361
T. Rowe Price Equity Income Portfolio                 7,322     4,201    3,121
T. Rowe Price Personal Strategy Balanced Portfolio    1,114     2,997   (1,883)
T. Rowe Price Mid-Cap Growth Portfolio                  376         -      376
Vanguard REIT Index Portfolio                            79         2       77

   The changes in units outstanding for the year ended December 31, 2001 were as follows:
        Units   Units   Net Increase
        Issued  Redeemed        (Decrease)

Janus Aspen Growth Portfolio                          4,438         6    4,432
Janus Aspen Aggressive Growth Portfolio                 515     3,095   (2,580)
Janus Aspen Capital Appreciation Portfolio                -         1       (1)
Janus Aspen Worldwide Growth Portfolio                  859         2      857
Janus Aspen Balanced Portfolio                          395         -      395
T. Rowe Price Prime Reserve Portfolio                   364       283       81
T. Rowe Price Limited Term Bond Portfolio             1,063       411      652
T. Rowe Price Equity Income Portfolio                 3,330       157    3,173
T. Rowe Price Personal Strategy Balanced Portfolio      535       118      417

6.  Financial Highlights
    A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                   Expenses
                                                                                   as a % of       Income
                                                             Net Assets            Average       as a % of
                                                          Unit                       Net            Net             Total
Portfolio                                      Units      Value           (000's)   Assets*        Assets           Return
Janus Aspen Growth                              4,033     $ 4.39          $ 18       1.20%             -%          (27.29)%
Janus Aspen Aggressive Growth                  14,497      24.97           362       1.20              -           (28.69)
Janus Aspen Capital Appreciation                    -          -             -       1.20            .41           (16.56)
Janus Aspen Worldwide Growth                      136       4.53             1       1.20            .54           (26.29)
Janus Aspen Balanced                            1,273       8.42            11       1.20           2.45            (7.42)
T. Rowe Price Prime Reserve                     3,978      20.07            80       1.20           1.45              .41
T. Rowe Price Limited Term Bond                 5,185      30.41           158       1.20           4.80             4.31
T. Rowe Price Equity Income                     6,294       9.82            62       1.20           1.71           (14.03)
T. Rowe Price Personal Strategy Balanced        9,987      26.86           268       1.20           2.55            (8.77)
T. Rowe Price Mid-Cap Growth                      376       7.95             3       1.20***           -***        (20.54)**
Vanguard REIT Index                                77       9.37             1       1.20***           -***         (6.26)**

*       Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.
**      For the period May 1, 2002 through December 31, 2002.
***     Annualized.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2001 follows:

                                                                                   Expenses
                                                                                   as a % of       Income
                                                             Net Assets            Average       as a % of
                                                          Unit                       Net            Net             Total
Portfolio                                      Units      Value           (000's)   Assets*        Assets           Return
Janus Aspen Growth                              6,493     $ 6.03          $ 39       1.20%           .08%          (25.73)%
Janus Aspen Aggressive Growth                  18,284      35.02           640       1.20              -           (40.22)
Janus Aspen Capital Appreciation                2,072       6.11            13       1.20           1.27           (22.72)
Janus Aspen Worldwide Growth                    1,940       6.15            12       1.20            .54           (23.46)
Janus Aspen Balanced                              395       9.10             4       1.20           2.01            (5.94)
T. Rowe Price Prime Reserve                     3,642      19.99            73       1.20           4.00             2.68
T. Rowe Price Limited Term Bond                 3,824      29.15           111       1.20           5.57             7.07
T. Rowe Price Equity Income                     3,173      11.42            36       1.20           1.39             0.08
T. Rowe Price Personal Strategy Balanced       11,870      29.44           349       1.20           2.90            (3.73)

* Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

7.  Concentrations of Ownership
    At December 31, 2002 significant concentrations of ownership were as follows:
                                                    Number of       Percentage
                                                 Contract Owners      Owned

Janus Aspen Growth Portfolio                            1               96.3
Janus Aspen Aggressive Growth Portfolio                 2               50.0
Janus Aspen Worldwide Growth Portfolio                  2              100.0
Janus Aspen Balanced Portfolio                          4               93.8
T. Rowe Price Prime Reserve Portfolio                   4               97.7
T. Rowe Price Limited Term Bond Portfolio               4               72.4
T. Rowe Price Equity Income Portfolio                   2               77.0
T. Rowe Price Personal Strategy Balanced Portfolio      2               30.5
T. Rowe Price Mid-Cap Growth Portfolio                  1              100.0
Vanguard REIT Index Portfolio                           1              100.0

REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company of New York
   and
The Contract Owners of
Sentry Variable Account I:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio,
T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, and Vanguard REIT Index Porftolio at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002, by correspondence with the investment advisors, provide a reasonable basis for our opinion.





Milwaukee, Wisconsin
February 7, 2003

                    Sentry Life Insurance Company of New York
                    Report on Audits of Financial Statements
                                 Statutory Basis
                 For the Years Ended December 31, 2002 and 2001

Report of Independent Accountants

To the Board of Directors and Shareholder of Sentry Life Insurance Company of New York

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company of New York (the "Company") as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, these financial statements were prepared using accounting practices prescribed or permitted by the Insurance Department of the State of New York (statutory), which practices differ from accounting principles generally accepted in the United States of America (GAAP). We have only been engaged by the Company to audit the accompanying statutory-basis financial statements. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion as to the conformity of these financial statements with GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2002 and 2001, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Notes 1 and 14 to the financial statements and as required by the Insurance Department of the State of New York, in 2001 the Company adopted the accounting policies in the revised National Association of Insurance Commissioners', Accounting Practices and Procedures Manual-(effective January 1,
2001), and, in 2002, changed its method of accounting for deferred income tax assets.

s/PricewaterhouseCoopers LLP


February 21, 2003

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                         Statutory-Basis Balance Sheets
                           December 31, 2002 and 2001

                      Assets                                     2002                              2001
                      ------
                                                         ---------------------             ---------------------

Investments:
  Bonds                                                $          31,574,977             $          30,575,704
  Policy loans                                                     1,599,326                         1,621,177
  Cash and short-term investments                                    351,763                           740,462
                                                         ---------------------             ---------------------
    Total investments                                             33,526,066                        32,937,343


Accrued investment income                                            601,300                           590,887

Premiums deferred and uncollected                                    162,489                           267,212

Other assets                                                          67,266                             8,984

Assets held in separate accounts                                   9,617,131                         9,033,752
                                                         ---------------------             ---------------------

    Total admitted assets                              $          43,974,252             $          42,838,178
                                                         =====================             =====================

The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                   Statutory-Basis Balance Sheets - continued
                           December 31, 2002 and 2001

                       Liabilities                                      2002                              2001
                       -----------
                                                                ---------------------             ---------------------

Future policy benefits:
  Life                                                        $           14,408,236            $           15,340,746
  Accident and health                                                        140,902                           322,724
  Annuity                                                                  8,592,817                         5,913,048
Policy and contract claims
  Life                                                                       220,338                           239,255
  Accident and health                                                         58,413                           187,534

Premium and other deposit funds                                                    -                               618
Other policyholder funds                                                          49                                24
Accounts payable and other liabilities                                       366,105                           506,146
Federal income taxes accrued                                                 366,272                           716,470
Interest maintenance reserve                                                  41,690                            13,001
Liabilities related to separate accounts                                   9,616,330                         9,024,064

                                                                ---------------------             ---------------------
                                                                ---------------------             ---------------------
    Total liabilities                                                     33,811,152                        32,263,630
                                                                ---------------------             ---------------------



                   Capital and Surplus

Capital stock, $20 par value;
  authorized, issued, and outstanding
  50,000 shares in 2002 and 2001                                           1,000,000                         1,000,000
Paid-in surplus                                                            3,500,000                         3,500,000
Earned surplus:
  Appropriated                                                                62,787                            80,811
  Unappropriated                                                           5,600,313                         5,993,737
                                                                ---------------------             ---------------------

    Total capital and surplus                                             10,163,100                        10,574,548
                                                                ---------------------             ---------------------

    Total liabilities, capital, and surplus                   $           43,974,252            $           42,838,178
                                                                =====================             =====================



The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                    Statutory-Basis Statements of Operations
                 For the years ended December 31, 2002 and 2001


                                                                         2002                           2001
                                                                 ---------------------          ----------------------
Premiums and other income:
  Premiums and annuity considerations                          $           9,481,158          $           8,571,153
  Net investment income                                                    2,364,008                      2,347,302
  Other income                                                               197,066                        164,245
                                                                 ---------------------          ----------------------

    Total premiums and other income                                       12,042,232                     11,082,700
                                                                 ---------------------          ----------------------

Benefits and expenses:
  Policyholder benefits and fund withdrawals                               5,704,930                      3,696,058
  Increase in future policy benefits
    and other reserves                                                     1,563,817                        886,538
  Commissions                                                                171,462                        184,574
  Other expenses                                                             815,536                        596,176
  Transfers to separate accounts, net                                      2,494,379                      3,568,053
                                                                 ---------------------          ----------------------

    Total benefits and expenses                                           10,750,124                      8,931,399
                                                                 ---------------------          ----------------------

Income before federal income tax expense and
  net realized losses on investments                                       1,292,108                      2,151,301

Federal income tax expense, less tax on net
  realized losses and transfers to the IMR                                   421,919                        735,334
                                                                 ---------------------          ----------------------

Income before net realized losses on

  investments                                                                870,189                      1,415,967


    Net realized losses on investments                                      (345,881)                       (39,408)
                                                                 ---------------------          ----------------------

Net income                                                     $             524,308          $           1,376,559
                                                                 =====================          ======================

The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
          Statutory-Basis Statements of Changes in Capital and Surplus
                 For the years ended December 31, 2002 and 2001


                                                                                 2002                          2001
                                                                         ---------------------         ---------------------
Capital stock, beginning and end of year                               $            1,000,000        $            1,000,000
                                                                         ---------------------         ---------------------

Paid-in surplus, beginning and end of year                                          3,500,000                     3,500,000
                                                                         ---------------------         ---------------------

Earned surplus:
  Appropriated:
    Balance at beginning of year                                                       80,811                        69,447
    Transfer (to) from unappropriated earned surplus                                  (18,024)                       11,364
                                                                         ---------------------         ---------------------

    Balance at end of year                                                             62,787                        80,811
                                                                         ---------------------         ---------------------

Earned surplus, unappropriated:

  Balance at beginning of year                                                      5,993,737                     5,523,342
  Net income                                                                          524,308                     1,376,559
  Change in net deferred income tax                                                   (44,362)

                                                                                                                          -
  Change in nonadmitted assets                                                         42,280                          (536)
  Transfer (to) from appropriated earned surplus                                       18,024                       (11,364)
  Dividend to stockholder                                                            (950,000)                     (900,000)
  Cumulative effect of changes in accounting principles                                16,326                         5,736
                                                                         ---------------------         ---------------------

Balance at end of year                                                              5,600,313                     5,993,737
                                                                         ---------------------         ---------------------

      Total capital and surplus                                        $           10,163,100        $           10,574,548
                                                                         =====================         =====================

The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK
                    Statutory-Basis Statements of Cash Flows
                 For the years ended December 31, 2002 and 2001

                                                                                2002                           2001
                                                                        ---------------------          ---------------------
Premiums and annuity considerations                                   $            9,581,181         $            8,506,070
Allowances and reserve adjustments received on
  reinsurance ceded                                                                    6,682                         13,616
Investment income received (excluding realized gains
  and losses and net of investment expenses)                                       2,276,483                      2,258,526
Other income received                                                                205,953                        165,046
Life and accident and health claims paid                                          (2,588,882)                    (1,983,602)
Surrender benefits                                                                (3,000,284)                    (1,562,415)
Other benefits to policyholders paid                                                (271,942)                      (267,018)
Commissions, other expenses, and taxes paid
  (excluding federal income taxes)                                                  (948,195)                      (804,057)
Net transfers to separate accounts                                                (2,494,379)                    (3,568,053)
Dividends to policyholders paid                                                          (24)                            (4)
Federal income taxes paid                                                           (764,532)                      (558,052)
                                                                        ---------------------          ---------------------
                                                                        ---------------------          ---------------------
    Net cash from operations                                                       2,002,061                      2,200,057
                                                                        ---------------------          ---------------------

Proceeds from investments sold, matured, or repaid:
  Bonds                                                                            3,643,355                      5,279,104
  Tax on net capital losses                                                           19,334                        105,515
                                                                        ---------------------          ---------------------
    Total investment proceeds                                                      3,662,689                      5,384,619

Other cash provided                                                                   23,233                        418,677
Net decrease in policy loans                                                          21,851                         75,464
                                                                        ---------------------          ---------------------
                                                                        ---------------------          ---------------------
    Total cash provided                                                            5,709,834                      8,078,817
                                                                        ---------------------          ---------------------

Cost of bonds acquired                                                             4,909,627                      7,030,209

Other cash applied:
  Dividend to stockholder                                                            950,000                        900,000
  Other applications, net                                                            238,906                        151,169
                                                                        ---------------------          ---------------------
                                                                        ---------------------          ---------------------
    Total cash applied                                                             6,098,533                      8,081,378
                                                                        ---------------------          ---------------------

    Net change in cash and short-term investments                                   (388,699)                        (2,561)

Cash and short-term investments:
  Beginning of year                                                                  740,462                        743,023
                                                                        ---------------------          ---------------------
                                                                        ---------------------          ---------------------
  End of year                                                         $              351,763         $              740,462
                                                                        =====================          =====================


The accompanying notes are an integral part of these statutory-basis financial statements.

                    SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                  Notes to Statutory-Basis Financial Statements

1.  Basis of Presentation and Significant Accounting Policies

     Basis of Presentation

     Sentry Life Insurance Company of New York (the Company) is a wholly-owned subsidiary of Sentry Life Insurance Company (SLIC), which is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes individual life insurance and annuities, group health, and group pension products in New York primarily through independent agents.

     The Company maintains its accounts in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. The Company is required to prepare its statutory-basis financial statements in accordance with the National Association of Insurance Commissioner's (NAIC's) Accounting Practices and Procedures Manual (APPM), subject to any deviations prescribed or permitted by the Superintendent of the State of New York. See Note 14 for further discussion.

     The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Significant Accounting Policies

A.   Investment Securities

     Investment securities are valued in accordance with the requirements of the NAIC as follows: bonds which qualify for amortization are stated at amortized cost using the interest method, and bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under accounting principles generally accepted in the United States of America
     (GAAP), bonds would be classified as either trading, available for sale or held-to-maturity. The carrying value for those securities classified as held-to-maturity would be amortized cost under GAAP. All other debt securities would be carried at market value under GAAP, with unrealized gains and losses on securities in the trading and available for sale categories recognized in net income and directly to surplus, respectively. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximate market value.

     Investment income is recorded when earned. Market value adjustments on investments carried at market are reflected in earned surplus as unrealized gains (losses) on investments net of any related deferred taxes. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

     Realized investment gains and losses also include valuation adjustments for impairment of bonds and other invested assets with a decline in value that management considers to be other than temporary. Such impairments result in the establishment of a new cost basis for these assets. Income on mortgage-backed securities is recognized using an effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

B.   Nonadmitted Assets

     For statutory accounting purposes, certain assets are designated as "nonadmitted" (principally deferred tax assets) and have been excluded from the balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

     Nonadmitted assets totaled $234,047 and $276,327 at December 31, 2002 and 2001, respectively.

C.   Policy Benefits

     Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of New York. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years. Future policy benefits for life policies and contracts were primarily determined using the Superintendent's reserve valuation method with interest rates ranging from 3% to 6.75%. Additional statutory policy deficiency reserves have been provided where the valuation net premium exceeds the gross premium.

     Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Superintendent's annuity reserve valuation method with interest rates ranging from 4% and 12%. Reserves calculated using the Superintendent's method are subject to cash surrender values.

     Reserves for universal life-type, annuity and deposit contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future payments when such payments are guaranteed.

     Under GAAP, traditional life reserves would be computed using mortality, withdrawal, interest rate and expense assumptions that are based on Company experience, including a provision for adverse deviation. Reserves for universal life-type and investment contracts would generally be based on the contract account value.


D.   Interest Maintenance Reserve (IMR)

     Realized capital gains and losses on the Company's fixed income investments attributable to interest rate changes are deferred in the Interest Maintenance Reserve (IMR) net of tax. The IMR adjusts the impact of realized gains and losses on policyholders' surplus by deferring realized gains and losses and amortizing them into investment income over the approximate remaining lives of the investments sold. For GAAP purposes, there is no such reserve.

E.   Asset Valuation Reserve (AVR)

     The AVR mitigates fluctuations in the values of invested assets including bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are included in policyholders' surplus. An AVR is not allowed for GAAP purposes.

F.   Revenue and Expense Recognition

     Premiums for traditional life insurance policies and limited payment contracts are taken into income when due. Amounts collected on policies that do not subject the Company to any risks arising from policyholder mortality or morbidity (deposit contracts), such as supplementary contracts without life contingencies, are recorded as increases to policyholder account balances. Revenue for these policies consists of net investment income and policy charges. Under GAAP, revenue on contracts without significant mortality or longevity risk (investment contracts) would be accounted for similar to deposit contracts.

     The Company utilizes the data processing services of the Sentry Group, utilizes SIAMCO's direct writing sales force for a portion of its production and purchases various other insurance services under a management service contract with SIAMCO. The Company incurred expenses of $427,889 and $333,015 for 2002 and 2001, respectively, for these services.

G.   Acquisition Costs

     Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods or expected life of the contract.

H.   Federal Income Tax

     The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement approved by the Company's Board of Directors. The Company's federal income tax return is consolidated with the following entities:

         Dairyland Insurance Company
         Middlesex Insurance Company
         Patriot General Insurance Company
         Parker Stevens Agency, Inc.
         Parker Stevens Agency of MA, Inc.
         Parker Stevens Agency of TX, Inc.
         Sentry Aviation Services, Inc.
         Sentry Casualty Company
         Sentry Equity Services, Inc.
         Sentry Insurance a Mutual Company
         Sentry Insurance Agency, Inc.
         Sentry Insurance Holding Company
         Sentry Investment Management, Inc.
         Sentry Life Insurance Company
         Sentry Select Insurance Company
         Sentry Services, Inc.
         Wauleco, Inc.

     Beginning January 1, 2001, the Company adopted Statement of Statutory Accounting Principles No. 10 - Income Taxes (SSAP No.10). This standard requires the Company to account for deferred income tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement basis of assets and liabilities. Prior to 2002, New York did not allow deferred tax assets in excess of deferred tax liabilities to be admitted. For 2002, New York Assembly Bill 11821 allows deferred tax assets to be admitted subject to the limitations of SSAP No. 10. See Note 14 for further discussion. Changes in net deferred assets/liabilities are recorded directly to surplus under statutory accounting. GAAP accounting requires these changes to be recorded through the income statement.

I.   Separate Accounts

     The Company issues group annuity contracts which include the option of placing deposits received in connection with these contracts in separate accounts. The Company also issues variable annuity contracts which require deposits to be placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. Separate account assets, consisting primarily of mutual funds, are reported at market value and include the Company's interest in the separate accounts (seed money). Liabilities relating to contractholders are generally recorded at amounts equal to assets, but a contra-liability is recorded to adjust separate account liabilities to amounts computed using applicable statutory reserving tables. Separate account premium deposits, benefit expenses and contract fee income for investment management and policy administration are reflected by the Company in the accompanying statements of operations. Investment income and realized and unrealized capital gains and losses of the separate account assets accrue directly to contractholders and, therefore, are not included in the Company's statement of operations.

     Transfers as reported in the Summary of Operations of the Separate Accounts Statement

       Transfers to separate accounts            $           6,757,811
       Transfers from separate accounts                      4,257,849
                                                   ----------------------

       Net transfers to separate accounts                    2,499,962
                                                   ----------------------


     Reconciling Adjustments:

       Reinvested risk fees                                        (54)
       Contract fees                                            (3,190)
       Loss for delays in processing                            (4,068)
       Last day of activity                                      1,729
                                                   ----------------------
          Total Adjustments                                     (5,583)

     Transfers as reported in the summary of
     operations of the life, accident and health
     statement                                    $           2,494,379
                                                  ======================

 J.   Reinsurance

     Reinsurance premiums, commission expense reimbursement and reserves related to reinsured business ceded are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying statements of operations.

2.   Investments

  The book value and estimated market value of bonds are as follows:

                                        Gross        Gross         Estimated
  At December 31, 2002       Carrying   Unrealized   Unrealized    Market
                              Value     Gains        Losses        Value

  US Government           $  3,395,945  $ 249,206    $     -     $ 3,645,151
  Special revenue and
  special                    3,990,672    402,927          -       4,393,599
  Assessment obligations

  Public utilities           9,840,026    884,209       8,953     10,715,282

  Industrial and            14,348,334  1,567,276     200,069     15,715,542
                           ----------   ---------     -------     ----------
  miscellaneous

    Total                 $ 31,574,977 $3,103,618   $ 209,022   $ 34,469,574
                          ============  ==========  =========    ============


                                         Gross     Gross     Estimated
  At December 31, 2001       Carrying   Unrealiz  Unrealiz    Market
                                           ed        ed
                              Value      Gains     Losses      Value

  US Government           $  3,111,974  $ 161,777 $        -     $ 3,273,751
  Special revenue and
  special                    3,504,98 8   199,143          -       3,704,131
  Assessment obligations

  Public utilities           9,094,782    352,303     143,358      9,303,727

  Industrial and            14,863,960    650,565      391,528    15,122,997
                            ----------    -------      -------    ----------
  miscellaneous

    Total                 $ 30,575,704 $1,363,788  $  534,886   $ 31,404,606
                          ============ ==========  ==========   ============


  Book value and estimated market value of bonds at December 31, 2002, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                     Estimated
                                     Book             Market
                                     Value            Value

  Due in one year or less      $     1,395,213   $   1,432,049
  Due after one year through         6,658,034       7,334,312
  five years
  Due after five years               8,130,028       8,936,009
  through ten years
  Due after ten years               10,624,588      11,580,286
                                    ----------      ----------

    Subtotal                        26,807,863      29,282,656

  Mortgage-backed securities         4,767,114       5,186,918
                                     ---------       ---------

    Total                      $    31,574,977   $  34,469,574
                               ===============   =============


  Proceeds from sales of bonds during 2002 and 2001, including maturities and calls, 2were $3,643,355 and $5,279,104 respectively. In 2002 and 2001, respectively, gross gains of $153,576 and $155,102 and gross losses of $177,165 and $221,635 were realized on these sales before transfer to the IMR liability.

  There are no securities purchased prior to January 1, 1994, where historical cash flows are not available. Prepayment assumptions for single class and multi-class mortgage-asset- backed securities were obtained from HUB Data. The Company used HUB Data and A.G. Edwards data pricing services in determining the market values for its loan-backed securities. The Company has no negative yield situations requiring a change from the retrospective to prospective methodology.

  At December 31, 2002 and 2001, investments carried at $249,737 and $247,637 respectively, were on deposit with the State of New York as required by law.

3.   Appropriated Earned Surplus

  In 2002 and 2001, appropriated earned surplus includes variable annuity and special reserves, as required by the Insurance Department of the State of New York, totaling $2,994 3and $2,898, respectively.

4. Net Investment Income and Net Realized Gains (Losses)

  Sources of net investment income for 2002 and 2001 are as follows:

                                          2002          2001
  Interest:
      Bonds                          $  2,233,790    $ 2,150,201
      Short-term investments               29,800         84,033
      Other investments                    96,575         99,579
      Amortization of IMR                  27,120         31,552
                                           ------         ------

         Gross investment income        2,387,285      2,365,365

  Investment expense                       23,277         18,063
                                           ------         ------
        Net investment income        $  2,364,008    $ 2,347,302
                                     ============    ===========

  The components of net realized gains (losses), which are reflected in the accompanying statutory-basis financial statements, are as follows:

                                               Realized
                                          2002          2001
  Bonds                              $   (316,993)    $ (66,533)
  Capital gains tax                        26,919        19,334
  Pre-IMR capital s (losses), net of     (290,074)      (47,199)
  tax

  Capital losses transferred into
    the IMR, net of taxes         (55,807)        7,791
                                     $   (345,881)    $ (39,408)

5.   Income Taxes

     Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal corporate income tax rate of 35%. The reasons for these differences are as follows:

                                                                   2002
       Federal income tax calculated at statutory rate
         of 35% of income before federal income tax
         and net realized gains on investments                  $ 452,238
       Market discount amortization                               (33,025)
       Adjustment for tax deferred acquisition costs               (7,285)
       Different basis used to compute future life
         policy benefits                                          (52,149)
       Other, net                                                  62,140
                                                                   ------

                                                                $ 421,919
                                                                =========

     In 2001 the Company adopted Statement of Statutory Accounting Principles No. 10 - Income Taxes. This standard required the Company to account for deferred income tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Prior to 2002, New York did not allow deferred tax assets in excess of deferred tax liabilities to be admitted. New York Assembly Bill 11821 now allows deferred tax assets to be admitted subject to the limitations of SSAP No.
     10. The components of the net deferred tax asset at December 31, 2002 were as follows:
                                                         2002

                Deferred tax assets                     $  205,937
                Deferred tax liabilities                   192,230
                                                           -------
                        Net deferred tax assets         $   13,707
                                                        ==========

     As of December 31, 2002 nonadmitted deferred tax assets were $234,047. The nonadmitted deferred tax assets decreased by $41,743 for the year ended December 31, 2002. This is reported as a component of the change in nonadmitted assets.

     Deferred tax assets (DTA's) relate primarily to temporary differences between the tax and financial statement bases of policy benefits liabilities, as well as the temporary difference created by unamortized policy acquisition costs capitalized for tax purposes. Deferred tax assets increased by $37,715 for the year ended December 31, 2002 as follows:

   DTA's Resulting From          December 31    January 1
    Book/Tax                      2002          2002            Change
    Differences in

   Unpaid Losses and LAE         $ 270,400      $ 318,906       $ (48,506)
   Unrealized Capital Loss               -              -               -
   All Other                       169,584        125,106          44,478
                                   -------        -------          ------

   Total DTA's                   $ 439,984      $ 444,012       $  (4,028)
                                 =========      =========       =========

   DTA's nonadmitted             $ 234,047      $ 275,790       $  (41,743)

  Deferred tax liabilities (DTL's) relate primarily to temporary differences between the tax and financial statement basis of investments. Deferred tax liabilities increased by $40,334 for the year ended December 31, 2002 as follows:

   DTL's Resulting From       December 31     January 1
   Book/Tax Differences in      2002            2002           Change

   Unrealized Capital         $ 102,770      $ 102,770         $       -
   Gains
   All Other                     89,460         49,126            40,334

   Total DTL's                $ 192,230      $ 151,896         $  40,334

     Changes in deferred tax assets and liabilities related to changes in unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other changes in deferred tax assets and liabilities are direct adjustments to surplus and are separately reported in the consolidated statement of changes in surplus.

     The Company's taxable income can vary significantly from income from operations before taxes due to the differences between book and tax valuations of assets and liabilities. Also, the Company must capitalize and amortize for tax purposes, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business.

     The significant components5 of the total tax provision are:

        Current income tax incurred                     $  395,000
        Change in deferred tax assets/liabilities           44,362
                                                            ------
                Total tax provision                     $  439,362
                                                        ==========

     The Company's effective tax rate of 47.8% for the year ending December 31, 2002 is determined as the relationship between the total tax provision, which is the sum of current income taxes incurred and the change in deferred tax assets/liabilities not related to unrealized gains and losses on investments, to the income from operations before taxes and pretax net realized gains. This rate was more than the federal corporate rate of 35% primarily due to the book to tax treatment of realized gains.

     At December 31, 2002 the Company had no operating loss carry- forwards. The Company incurred federal income taxes of $369,691, $720,202, and $456,414, in 2002, 2001, and 2000 respectively. These amounts will be available for recoupment in the event of future net losses.

     Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are added to taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The aggregate accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the life insurance subsidiaries were $978,080 and $3,756,5156, respectively, at December 31, 2002. A deferred tax liability was not recognized on the policyholders' surplus account although this amount could become taxable to the extent that future shareholder dividends are paid from this account.

     The federal income tax returns of SIAMCO have been examined through 1999. SIAMCO and the Internal Revenue Service have resolved all issues relating to 1999 and prior years. In the opinion of management, future tax assessments related to prior years are not expected to have a material adverse impact on the financial statements.

6.   Disclosures About Fair Values of Financial Instruments

     Statutory accounting principles define fair values of financial instruments as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

     The fair values presented below may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all non-financial instruments are excluded from the statutory disclosure requirements. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company. For cash and short-term investments and accrued investment income, the carrying amount approximates fair value. Policy loans are an integral part of the underlying insurance contract, and have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5% to 8%.

     The following methods and assumptions were used to estimate the fair value of each significant class of financial instruments for which it is practicable to estimate that value:

     Bonds

     Estimated fair value is generally based on market values published by the NAIC's Securities Valuation Office (SVO). If a market value from the SVO is not available, fair value is based on quoted prices provided by independent pricing services or is estimated by management based on quoted market prices of comparable securities. Policy Loans

     Policy loans are an integral part of the underlying insurance contract and have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from five to eight percent.

     Separate Accounts

     The fair value of assets held in separate accounts and the related liabilities are based on quoted market prices. Liability for Premium and Other Deposit Funds7

     The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those with no stated maturity, the fair value is estimated by calculating the surrender value.

     The estimated fair values of the Company's significant financial instruments are as follows:

  At December 31, 2002                     Statement       Estimated
                                             Value        Fair Value
  Assets:
    Bonds                               $   31,574,977  $  34,469,574
    Assets held in separate accounts         9,617,131      9,617,131
  Liabilities:
   Aggregate reserves for annuity            8,592,817      8,416,465
  contracts8
    Liabilities related to separate     $    9,616,330  $   9,616,330
  accounts

  At December 31, 2001                     Statement       Estimated
                                             Value        Fair Value
  Assets:
    Bonds                               $   30,575,704  $  31,404,605
    Assets held in separate accounts         9,033,752      9,033,752
  Liabilities:
   Aggregate reserves for annuity            5,913,048      5,823,421
  contracts9
    Liabilities related to separate     $    9,024,064  $   9,024,064
  accounts

7.   Reinsurance

     The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $50,000 and all group medical claims in excess of $1,000,000 are ceded to reinsurers. The total premiums, benefits and commissions ceded was $412,185, $108,73210 and $6,682 in 2002 and $328,262, $483,718 and $13,616
     in 2001, respectively. Total premiums, benefits and commissions ceded to SLIC was $259,089, $69,550 and $3,581 in 2002 and $263,021, $483,718 and
     $7,502 in 2001.

     The Company ceded insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. Liabilities for future life policy benefits are stated net of deductions for reinsurance of $81,816 and $72,383 at December 31, 2002 and 2001, respectively.

8.   Commitments and Contingencies

     In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

     State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments will not have a material adverse effect effect on thethe financial statements.

9.   Dividend Restrictions

     The amount of dividends which can be paid to shareholders of insurance companies domiciled in New York is not limited to a proportion of profit from non-participating business; however, approval of the insurance department is required if the distribution exceeds 10% of prior year surplus or 100% of prior year operating income (excluding realized gains). The Company made dividend payments to SLIC of $950,000 and $900,000 in 2002 and 2001, respectively. Neither distribution required approval by the State of New York.

10.  Withdrawal Characteristics of Annuity Reserves and Deposit Liabilities

     Life and annuity reserves and deposits of approximately $17,728,000 and $14,467,000 in 2002 and 2001 respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 96% and 95%, respectively, carry surrender charges.

11.  Liability for Accident and Health Benefits

     Activity in the liability for accident and health benefits is summarized as follows:

                                     2002               2001

  Balance January 1             $ 463,959          $ 681,322
                  -             ---------          ---------

  Incurred related to:
    Current year                  374,380            937,693
    Prior years                  (278,876)          (710,778)
                                 --------           --------

  Total incurred                  95,504             226,915
                                  ------             -------

  Paid related to:
    Current year                  316,273            643,185
    Prior years                    78,706           (198,907)
                                   ------           --------

  Total paid                      394,979            444,278
                                  -------            -------

  Balance at December 31          164,484            463,959

  Reserves not subject to          34,831             46,299
                                   ------             ------
  development

  Total accident and health     $ 199,315          $ 510,258
                                =========          =========
  reserves

12.  Pension and 401(k) Plans and Other Postretirement Benefits

     The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all employees. The benefits are based on years of service, the average of the three highest of the last 15 years of an employee's compensation, and primary social security benefits as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO of approximately $1,500 in 2002 and $1,000 in 2001.

     The Company participates with SIAMCO and certain other affiliated companies in a qualified 401(k) Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least 1% but no more than 16% of base compensation. Highly compensated employees may contribute a maximum of 10% on a pretax basis. For non-highly compensated employees, the entire 16% may be contributed on a pretax basis. The Company matches up to 25% of employee contributions up to the first 6% of base salary deposited by an employee. The Company was allocated approximately $1,500 by SIAMCO for 401(k) Plan benefits in 2002 and $5,500 in 2001.

     In addition to the above-mentioned benefits, the Company, with SIAMCO and certain other affiliated companies, participates in a plan that provides certain health care, dental and life insurance benefits for retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $14,000 for 2002 and $8,000 for 2001.

13.  Reserves for Life Contracts and Deposit-Type Contracts11

  The Company waivesd deduction of deferred fractional premiums upon the death of an insured and returns any portion of the final premium for coverage beyond the end of the policy month of death. Surrender vValues are not promised in excess of legally computed reserves.

     For insurance on substandard lives the gross premium of the true age and an extra premium to provide for the additional risk are charged. For universal life policies the reserve equals the unearned extra premium. For other policies the reserve equals 3/4 of the sum of the reserve reported at the end of the previous year and the extra annual premium in force at the end of the current year.

     As of December 31, 2002, the Company has $10.7 million of insurance in force for which the gross premiums are less than the net premiums according to the valuation standard set by the State of New YorkWisconsin.

     The Tabular iInterest ishas been determined by formula as described in the instructions to the NAIC's annual statement (Instructions) except for universal life plans and the retirement deposit accounts where basic policy data iswas used. The Tabular reserves less aActual rReserves rReleased and tabular cost arehas been determined by formula as described in the Iinstructions.

     The Tabular Cost has been determined by formula as described in the instructions. The Tabular iInterest on funds not involving life contingencies iswas determined by using actual interest earned during the year.

14.  Accounting Changes

     On January 1, 2001 the Company adopted certain accounting changes required to conform to the provisions of the NAAICO's APPM. The cumulative effect of adopting these changes is the difference between the amount of surplus at the beginning of the year and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The State of New York has adopted certain prescribed accounting practices that differ from those found in the APPM. Prior to 2002, New York did not allow deferred tax assets in excess of deferred tax liabilities to be recorded as admitted assets. For 2002, New York Assembly Bill 11821 allows deferred tax assets to be admitted subject to the limitations of SSAP No. 10.

     A reconciliation of the Company's capital and surplus between the NAICV APPMSAP and practices prescribed and permitted by the State of New York for 2001 is shown below:

                                             Statutory
                                           Surplus as of
                                            December 31
                                                2001

        Prescribed and permitted basis   $    10,574,548
                                         ===============

        State prescribed practices:
        Non recognition of deferred               16,326
                                                  ------
        income taxes

        NAIC APPM basis                  $    10,590,874
                                         ===============

     The cumulative effect of adoption of the accounting changes for 2002 and 2001 is shown below:

                                          2002          2001

  Cost of collection liability       $      -         $ 5,736
  Net deferred tax assets              16,326               -
                                       ------           ------

  Total cumulative effect of change
  in accounting principal            $ 16,326         $ 5,736
                                     ========         =======

                                     PART C

                                OTHER INFORMATION


ITEM 24 (a) FINANCIAL STATEMENTS AND EXHIBITS

            FINANCIAL STATEMENTS OF SENTRY VARIABLE ACCOUNT I

              Included in Part A:

               Condensed Financial Information

              Included in Part B:

               Report of Independent Accountants

               Statement of Assets and Liabilities, December 31, 2002

               Statements of Operations for the years or periods ended
                   December 31, 2002 and 2001

               Statements of Changes in Net Assets for the years or periods ended December 31, 2002 and 2001

               Notes to Financial Statements


            FINANCIAL STATEMENTS OF SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                Included in Part B:

                    Report of Independent Accountants

                    Statutory-Basis Balance Sheets, December 31, 2002 and 2001

                    Statutory-Basis Statements of Operations for the years
                        ended December 31, 2002 and 2001

                    Statutory-Basis Statements of Changes in Capital Stock and
                      Surplus for the years ended December 31, 2002 and 2001

                    Statutory-Basis Statements of Cash Flows for the years
                       ended December 31, 2002 and 2001

                    Notes to Statutory-Basis Financial Statements

ITEM 24(b)        Exhibits


(1) Resolutions of the Board of Directors of Sentry Life Insurance Company of New York*

(2)      Not Applicable

(3)(i)   Principal Underwriter Agreement*

(3)(ii)  Registered Representatives Agreement*

(3)(iii) General Agent Agreement*

(4)(i)   Individual Flexible Purchase Payment Deferred Variable Annuity
         Contract*

(4)(ii)  Contract Amendment

(5)      Application Form**

(6)(i)   Articles of Incorporation of Sentry Life Insurance Company of New York*

(6)(ii)  Bylaws*

(7)      Not Applicable

(8)(i) Fund Participation Agreement with T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc.***

(8)(ii)  Fund Participation Agreement with Janus Aspen Series***

(8)(iii) Fund Participation Agreement with Vanguard Variable Insurance Fund****

(9)      Opinion and Consent of Counsel

(10)     Consent of Independent Accountants

(11)     Not Applicable

(12)     Agreement Governing Contribution to Sentry Variable Account I*

(13)     Calculation of Performance Information


*    Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5), (6)(i),
     (6)(ii), and (12) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1997.

** Exhibit (5) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 21 to Form N-4 filed electronically on or about April 28, 2001.

*** Exhibits (8)(i) and (8)(ii) are incorporated herein by reference to such exhibits in Registrant's Post-Effective Amendment No. 20 to Form N-4 filed electronically on or about January 7, 2001.

**** Exhibit (8)(iii) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 24 to Form N-4 filed electronically on or about April 30, 2002.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following persons are the officers and directors of Sentry Life Insurance Company of New York. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                    Positions and Offices
         NAME                       With Depositor

         Dale R. Schuh              Chairman of the Board and Director
         Harold A. Rice             President, Chief Operating Officer and
                                        Director
         Anthony Campagna, Jr.      Vice President
         William M. O'Reilly        Director and Secretary
         William J. Lohr            Director and Treasurer
         Steven R. Boehlke          Director
         Wallace D. Taylor          Director
         John D. Marshall           Director
         Dennis R. Cabrey           Director
         Larry R. Leatherman        Director

ITEM 26  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a New York corporation, is a wholly-owned subsidiary of Sentry Life Insurance Company, a Wisconsin corporation.

2. Sentry Life Insurance Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

3. The following companies are also wholly-owned subsidiaries of Sentry
   Insurance:

   (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
   (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
   (c) Sentry Fund, Inc., a Maryland corporation;
   (d) Parker Stevens Agency, LLC, a Wisconsin limited liability company;
   (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
   (f) Sentry Investment Management, Inc., a Delaware corporation;
   (g) Sentry Equity Services, Inc., a Delaware corporation;
   (h) Sentry Services, Inc., a Wisconsin corporation;
   (i) Sentry Aviation Services, Inc., a Wisconsin corporation; and
   (j) WAULECO, Inc., a Wisconsin corporation.
   (k) Sentry Holding Company, Inc.

4. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

5. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

6. Sentry Select Insurance Company and Sentry Casualty Company, Wisconsin corporations; and Parker Stevens Agency of Texas, Inc., a Texas corporation, are wholly-owned subsidiaries of Sentry Holding Company, Inc.

7. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

8. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.

ITEM 27  NUMBER OF CONTRACT OWNERS

As of April 1, 2003, there were 49 qualified contract owners and 11 non-qualified contract owners.

ITEM 28  INDEMNIFICATION

Under the Bylaws of Sentry Life Insurance Company of New York, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:



         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  PRINCIPAL UNDERWRITER

         (a) Sentry Equity Services, Inc., the Principal
             Underwriter for the Contracts, also acts as Principal Underwriter for:

             Sentry Variable Account II
             Sentry Variable Life Account I
             Sentry Fund, Inc.

         (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive,
             Stevens Point, Wisconsin 54481:

                                           Positions and Offices
                 NAME                      With Underwriter

                 Dale R. Schuh             Director and Chairman of the Board
                 Wallace D. Taylor         President
                 John B. Clifford          Vice President
                 William M. O'Reilly       Director and Secretary
                 William J. Lohr           Director and Treasurer

         (c)

  Name of      Net Underwriting
 Principal       Discounts &       Compensation On   Brokerage
Underwriter      Commissions        Redemption       Commissions   Compensation
-----------   -------------------  ---------------   -----------   ------------

Sentry Equity
Services, Inc.    $118,304             $ 0.00          $ 0.00      $322,994

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

         As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company of New York maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31  MANAGEMENT SERVICES

         Not Applicable.


ITEM 32  UNDERTAKINGS

         (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

        (d) Sentry Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
   Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Stevens Point, State of Wisconsin, this 21st day of April, 2003.


                                Sentry Variable Account I
                                Registrant

                                By: Sentry Life Insurance Company of New York



                                By:  S/HAROLD A. RICE
                                    --------------------------------------

                                         Harold A. Rice, President and
                                           Chief Operating Officer




                                Sentry Life Insurance Company of New York
                                Depositor


                             By:  S/HAROLD A. RICE
                                  ----------------------------------------
                                  Harold A. Rice, President and
                                  Chief Operating Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.




S/DALE R. SCHUH                                                 April 25, 2003
------------------------------------------------------
Dale R. Schuh, Chairman of the Board and Director



S/HAROLD A. RICE                                                April 25, 2003
-------------------------------------------------------
Harold A. Rice, President, Chief Operating Officer and Director



S/ANTHONY CAMPAGNA, JR.                                         April 25, 2003
------------------------------------------------------
Anthony Campagna, Jr., Vice President



S/WILLIAM M. O'REILLY                                           April 25, 2003
-------------------------------------------------------
William M. O'Reilly, Secretary and Director



S/WILLIAM J. LOHR                                               April 25, 2003
--------------------------------------------------------
William J. Lohr, Treasurer and Director



                                                               April 25, 2003
--------------------------------------------------------
Steven R. Boehlke, Director



S/DENNIS R. CABREY                                             April 25, 2003
--------------------------------------------------------
Dennis R. Cabrey, Director



S/LARRY R. LEATHERMAN                                          April 25, 2003
-------------------------------------------------------
Larry R. Leatherman, Director



S/JOHN D. MARSHALL                                            April 25, 2003
-------------------------------------------------------
John D. Marshall, Director



S/WALLACE D. TAYLOR                                           April 25, 2003
-------------------------------------------------------
Wallace D. Taylor, Director